UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number (811-23793)

Tidal Trust II
(Exact name of registrant as specified in charter)

234 West Florida Street, Suite 700

 Milwaukee, Wisconsin 53204
(Address of principal executive offices) (Zip code)

Eric W. Falkeis

Tidal Trust II

234 West Florida Street, Suite 700

Milwaukee, Wisconsin 53204
(Name and address of agent for service)

(844) 986-7700

 Registrant's telephone number, including area code

Date of fiscal year end: June 30

Date of reporting period: June 30, 2026

Item 1. Reports to Stockholders.

Blueprint Chesapeake Multi-Asset Trend ETF Tailored Shareholder Report

Annual shareholder report

Blueprint Chesapeake Multi-Asset Trend ETF

TICKER: TFPN (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Blueprint Chesapeake Multi-Asset Trend ETF (the "Fund") for the period July 1, 2025 to June 30, 2026. You can find additional information about the Fund at https://tfpnetf.com/. You can also request this information by contacting us at (855) 843‑2534 or by writing to the Blueprint Chesapeake Multi-Asset Trend ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Blueprint Chesapeake Multi-Asset Trend ETF	$294	2.48%*
*	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

Blueprint Chesapeake Multi-Asset Trend ETF - at NAV - $12,836
S&P 500 Total Return Index - $17,583
18,000
17,000
16,000
15,000
14,000
13,000
12,000
11,000
10,000
9,000
8,000
07/11/2023
09/30/2023
12/31/2023
03/31/2024
06/30/2024
09/30/2024
12/31/2024
03/31/2025
06/30/2025
09/30/2025
12/31/2025
03/31/2026
06/30/2026

Annual Performance

Average Annual Returns for the Periods Ended June 30, 2026:	1 Year	Since Inception (7/11/23)
Blueprint Chesapeake Multi-Asset Trend ETF - at NAV	36.89%	8.76%
S&P 500 Total Return Index	22.32%	20.91%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://tfpnetf.com/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

For the period July 1, 2025 – June 30, 2026

During the 12-month reporting period, the TFPN Fund returned 36.89% (NAV) and 37.33% (market price).

The Fund began the fiscal year with strong gains—benefiting from long positions in select commodities and trend-driven single equities. Trend signals remained persistent throughout the year contributing to a strong year of performance.

TFPN maintained its systematic approach throughout, adjusting exposures based on the strength and direction of price trends across asset classes. The strategy does not rely on predictions or discretionary decisions, instead following a rules-based process to identify opportunities and manage risk.

Blueprint Chesapeake Multi-Asset Trend ETF Tailored Shareholder Report

Performance Drivers

  Currencies: Net exposure to foreign currencies increased through the year as central bank paths diverged. Long positions in the Australian Dollar against the New Zealand Dollar and Canadian Dollar contributed early, and short Euro crosses against the Hungarian Forint and South African Rand led later in the period. Long emerging market exposure in the Colombian Peso and Brazilian Real also added.
  Commodities: Commodity results were mixed and roughly flat for the year. Metals led early, with gold becoming the Fund's largest single commodity holding by September and long exposure building in copper and silver. Energy took over later, as long positions in gas oil, heating oil, and Brent crude benefited from sustained trends. Precious metals and grains gave back much of the earlier gain as those trends reversed.
  Fixed Income: Fixed income remained the Fund's largest allocation by weight and contributed meaningfully early in the year, anchored by long short-duration positions in instruments such as STIP and SUB. The portfolio later moved short across the curve in both domestic and foreign bonds. Short-term interest rate futures and European sovereign shorts detracted as rate expectations shifted.
  Equities: Single stocks were the largest driver of the year's return, with the sleeve ending the period roughly four to one net long. Persistent longs in Strategy Inc., AZZ Inc., and Carpenter Technology contributed throughout. Semiconductors and semiconductor equipment led in the second half, including Western Digital, Micron Technology, and Lam Research, while long positions in Bloom Energy and Kodiak Gas Services also added.

Positioning as of June 30, 2026

At period-end, TFPN held:

  Long positions in energy, metals and mixed positioning in softs and livestock commodities
  Net long foreign currency exposure, long emerging market currencies and short the Euro and the Sterling
  Short positions across the curve in domestic and foreign bonds
  Net long single-stock positions (~4:1)

While the year included periods of disruption, the Fund remained consistent in applying its systematic process—reducing risk when trends weakened and scaling back in when trend strength improved. TFPN’s diversified, rules-based framework is designed to participate in sustained market trends while actively managing downside risk.

Blueprint Chesapeake Multi-Asset Trend ETF Tailored Shareholder Report

Key Fund Statistics

(as of June 30, 2026)

Fund Size (Thousands)	$169,983
Number of Holdings	433
Total Advisory Fee Paid	$1,333,039
Portfolio Turnover Rate	66%

What did the Fund invest in?

(as of June 30, 2026)

Sector/Security Type - Investments (% of net assets)

(Excludes securities sold short and other financial instruments)

Industrials, 23.5%
Technology, 15.2%
Materials, 15.1%
Exchange Traded Funds, 10.8%
Energy, 5.4%
Financials, 4.4%
Consumer Staples, 3.7%
Health Care, 3.7%
Consumer Discretionary, 3.3%
Utilities, 2.9%
Communications, 1.1%
Real Estate, 1.1%
Investment Companies, 0.3%
Purchased Call Options, 0.3%
Purchased Put Options, 0.0%*
Cash & Cash Equivalents, 9.2%

*	Less than 0.05% of net assets.

Top Holdings	(% of Total Net Assets)
First American Government Obligations Fund - Class X, 3.57%	5.1%
Western Digital Corp.	3.5%
Lumentum Holdings, Inc.	3.4%
iShares National Muni Bond ETF	2.6%
Micron Technology, Inc.	2.5%
iShares TIPS Bond ETF	2.2%
Bloom Energy Corp. - Class A	2.1%
Carpenter Technology Corp.	2.0%
AZZ, Inc.	1.6%
Lam Research Corp.	1.5%

Sector/Security Type - Securities Sold Short

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

*	Less than 0.05% of net assets.

Percentages are based on total net assets, excluding Other Financial Instruments. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities. Futures contracts and Forward currency contracts percentages are based on unrealized appreciation (depreciation).

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://tfpnetf.com/.

Fund Changes

Subsequent to the fiscal year end, the Fund discontinued the use of short sales and transitioned to derivative instruments to obtain certain investment exposures. As a result, the Fund revised the Other Expenses presented in its prospectus to reflect the expenses expected to be incurred under its current investment strategy. The revised Other Expenses became effective on July 17, 2026.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Chesapeake Trend-Following Fixed Income ETF Tailored Shareholder Report

Annual shareholder report

Chesapeake Trend-Following Fixed Income ETF

TICKER: TFFI (Listed on NYSE Arca, Inc.)

This annual shareholder report contains important information about the Chesapeake Trend-Following Fixed Income ETF (the "Fund") for the period February 23, 2026 (commencement of operations) to June 30, 2026. You can find additional information about the Fund at https://tffietf.com/. You can also request this information by contacting us at (855) 843‑2534 or by writing to the Chesapeake Trend-Following Fixed Income ETF, c/o U.S. Bank Global Fund Services, P.O. Box 701, Milwaukee, Wisconsin 53201‑0701.

What were the Fund costs for the past year?

(based on a hypothetical $10,000 investment)

Fund Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Chesapeake Trend-Following Fixed Income ETF	$33*	0.95%**
*	The Fund commenced operations on February 23, 2026. Expenses for a full reporting period would be higher than the figures shown.
**	Costs paid as a percentage of a $10,000 investment is an annualized figure.

Cumulative Performance

Chesapeake Trend-Following Fixed Income ETF - at NAV - $9,836
Bloomberg U.S. Aggregate Bond Index - $9,920
10,100
10,000
9,900
9,800
02/23/2026
02/28/2026
03/31/2026
04/30/2026
05/31/2026
06/30/2026

Annual Performance

Since Inception (2/23/26)
Chesapeake Trend-Following Fixed Income ETF - at NAV	-1.64%
Bloomberg U.S. Aggregate Bond Index	-0.80%

The Fund's past performance is not a good indicator of how the Fund will perform in the future. The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.

Visit https://tffietf.com/ for more recent performance information.

How did the Fund perform last year and what affected its performance?

The Chesapeake Trend Following Fixed Income ETF (TFFI) commenced trading on February 23, 2026. The fund returned -1.64% for the period ending June 30th, 2026.

The strategy applies repeatable systematic investing rules to invest both long and short across four areas of the fixed income asset class:

  Sovereign duration
  Short-term rates
  Credit and spread products
  Inflation-sensitive and hybrid fixed income

Performance and Positioning: TFFI completed the period with a meaningful net short position in fixed income. Those positions developed as bond prices weakened, both across the US and global curve. The strategy responded systematically to observable price behavior—scaling exposure where trends persisted and cutting risk where they weakened. Fixed income remained net short following the significant shift in interest rate yields. Positioning included short exposure across U.S. Treasury and international government bond futures spanning several maturities, along with increased exposure to short-term Japanese interest-rate futures. The portfolio maintains a meaningful net short, fixed income position.

TFFI’s broad global exposure and long/short flexibility allow the ETF to adjust to all market cycles and interest rate environments.

Chesapeake Trend-Following Fixed Income ETF Tailored Shareholder Report

Key Fund Statistics

(as of June 30, 2026)

Fund Size (Thousands)	$36,886
Number of Holdings	48
Total Advisory Fee Paid	$90,371
Portfolio Turnover Rate	2%

What did the Fund invest in?

(as of June 30, 2026)

Sector/Security Type - Investments (% of net assets)

(Excludes securities sold short and other financial instruments)

Exchange Traded Funds, 57.1%
Financials, 1.3%
Cash & Cash Equivalents, 41.6%

Top Holdings	(% of Total Net Assets)
First American Government Obligations Fund - Class X, 3.57%	36.0%
iShares National Muni Bond ETF	11.4%
iShares TIPS Bond ETF	9.3%
Vanguard Short-Term Corporate Bond ETF	9.0%
SPDR Bloomberg Convertible Securities ETF	7.9%
iShares Preferred and Income Securities ETF	6.8%
Vanguard Intermediate-Term Corporate Bond ETF	4.7%
iShares MBS ETF	4.5%
iShares J.P. Morgan USD Emerging Markets Bond ETF	3.5%
Blackstone Mortgage Trust, Inc. - REIT	1.3%

Sector/Security Type - Securities Sold Short

(% of net assets)

Security Type - Other Financial Instruments

(% of net assets)

*	Less than 0.05% of net assets.

For additional information about the Fund, including its prospectus, financial information, holdings and proxy voting information, visit https://tffietf.com/.

Fund Changes

There were no material changes during the reporting period.

Householding

Householding is an option available to certain investors of the Fund. Householding is a method of delivery, based on the preference of the individual investor, in which a single copy of certain shareholder documents can be delivered to investors who share the same address, even if their accounts are registered under different names. Householding for the Fund is available through certain broker-dealers. If you are interested in enrolling in householding and receiving a single copy of prospectuses and other shareholder documents, please contact your broker-dealer. If you are currently enrolled in householding and wish to change your householding status, please contact your broker-dealer.

Percentages are based on total net assets, excluding Other Financial Instruments. Cash & Cash Equivalents represents cash, short-term investments and other assets in excess of liabilities. Futures contracts percentages are based on unrealized appreciation (depreciation).

Item 2. Code of Ethics.

The registrant has adopted a code of ethics that applies to the registrant’s principal executive officer and principal financial officer. The registrant has not made any substantive amendments to its code of ethics during the period covered by this report. The registrant has not granted any waivers from any provisions of the code of ethics during the period covered by this report.

A copy of the registrant’s Code of Ethics is filed herewith.

Item 3. Audit Committee Financial Expert.

The registrant’s Board of Trustees of the Trust has determined that there is at least one audit committee financial expert serving on its audit committee. Mr. David Norris is the “audit committee financial expert” and is considered to be “independent” as each term is defined in Item 3 of Form N-CSR.

Item 4. Principal Accountant Fees and Services.

The registrant has engaged its principal accountant to perform audit services, audit-related services, tax services and other services during the past two fiscal years. “Audit services” refer to performing an audit of the registrant's annual financial statements or services that are normally provided by the accountant in connection with statutory and regulatory filings or engagements for these fiscal years. “Audit-related services” refer to the assurance and related services by the principal accountant that are reasonably related to the performance of the audit. “Tax services” refer to professional services rendered by the principal accountant for tax compliance, tax advice, and tax planning. There were no “Other services” provided by the principal accountant. The following table details the aggregate fees billed or expected to be billed for the two fiscal years for audit fees, audit-related fees, tax fees and other fees by the principal accountant.

Blueprint Chesapeake Multi-Asset Trend ETF

	FYE 6/30/2026	FYE 6/30/2025
(a) Audit Fees	$19,250	$18,000
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$6,600	$6,500
(d) All Other Fees	N/A	N/A

Chesapeake Trend-Following Fixed Income ETF

	FYE 6/30/2026	FYE 6/30/2025
(a) Audit Fees	$15,250	N/A
(b) Audit-Related Fees	N/A	N/A
(c) Tax Fees	$3,100	N/A
(d) All Other Fees	N/A	N/A

Services that the Funds’ Independent Registered Public Accounting Firm Billed to the Adviser and Affiliated Fund Service Providers

The following table shows the amount of fees billed by Cohen to the Adviser and any entities that provide ongoing services to the Funds, for engagements directed related to the Funds’ operations and financial reporting, during the Funds’ last two fiscal years.

	FYE 6/30/2026	FYE 6/30/2025
(a) Audit-Related Fees	N/A	N/A
(b) Tax Fees	$495,000	N/A
(c) All other fees	N/A	N/A

The above “Tax Fees” were billed in connection with tax compliance services and agreed upon procedures.

(e)(1) The audit committee has adopted pre-approval policies and procedures that require the audit committee to pre-approve all audit and non-audit services of the registrant, including services provided to any entity affiliated with the registrant.

(e)(2) The percentage of fees billed by Cohen & Company, Ltd. applicable to non-audit services pursuant to waiver of pre-approval requirement were as follows:

Non-Audit Related Fees	FYE 6/30/2026	FYE 6/30/2025
Registrant	N/A	N/A
Registrant’s Investment Adviser	N/A	N/A

(f) All of the principal accountant’s hours spent on auditing the registrant’s financial statements were attributed to work performed by full-time permanent employees of the principal accountant.

(g) The following table indicates the non-audit fees billed or expected to be billed by the registrant’s accountant for services to the registrant and to the registrant’s investment adviser (and any other controlling entity, etc.—not sub-adviser) for the last two years:

Fiscal Year Ended June 30,	Total Non-Audit Fees Billed to Funds (A)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (engagements related directly to the operations and financial reporting of the Funds) (B)	Total Non-Audit Fees billed to the registrant and to the registrant’s investment adviser (all other engagements) (C)	Total of (A), (B) and (C)
2026	$9,700	$495,000	N/A	$504,700
2025	$6,500	N/A	N/A	$6,500

(h) The audit committee of the board of trustees/directors has considered whether the provision of non-audit services that were rendered to the registrant's investment adviser is compatible with maintaining the principal accountant's independence and has concluded that the provision of such non-audit services by the accountant has not compromised the accountant’s independence.

(i) The registrant has not been identified by the U.S. Securities and Exchange Commission as having filed an annual report issued by a registered public accounting firm branch or office that is located in a foreign jurisdiction where the Public Company Accounting Oversight Board is unable to inspect or completely investigate because of a position taken by an authority in that jurisdiction.

(j) The registrant is not a foreign issuer.

Item 5. Audit Committee of Listed Registrants.

(a) The registrant is an issuer as defined in Rule 10A-3 under the Securities Exchange Act of 1934, (the “Act”) and has a separately-designated standing audit committee established in accordance with Section 3(a)(58)(A) of the Act. The independent members of the committee are as follows: Javier Marquina, Michelle McDonough, David Norris, and Domenick Pugliese.

(b) Not applicable

Item 6. Investments.

(a)	Schedules of Investments are included within the financial statements filed under Item 7 of this Form.

(b)	Not applicable.

Item 7. Financial Statements and Financial Highlights for Open-End Investment Companies.

(a)

Financial Statements

June 30, 2026

Tidal Trust II

Blueprint Chesapeake Multi-Asset Trend ETF | TFPN | NYSE Arca, Inc.

Chesapeake Trend-Following Fixed Income ETF | TFFI | NYSE Arca, Inc.

Chesapeake ETFs

Blueprint Chesapeake Multi-Asset Trend ETF

Consolidated Schedule of Investments

June 30, 2026

COMMON STOCKS - 79.4%	Shares	Value
Banking - 1.8%
Bank of Nova Scotia(a)	20,205	$1,754,602
Toronto-Dominion Bank(a)	10,883	1,321,523
		3,076,125

Consumer Discretionary Products - 1.2%
Amer Sports, Inc.(b)	9,091	307,639
Armstrong World Industries, Inc.	978	156,891
Brunswick Corp.	6,247	526,247
D.R. Horton, Inc.	695	113,202
Griffon Corp.	6,153	600,102
Kering SA	1,418	400,923
		2,105,004

Consumer Discretionary Services - 1.1%
Restaurant Brands International, Inc.	8,349	605,386
TKO Group Holdings, Inc. - Class A(a)	6,672	1,343,140
		1,948,526

Consumer Staple Products - 2.9%
Anheuser-Busch InBev SA/NV, ADR	10,810	890,744
Hershey Co.	3,466	608,110
Hormel Foods Corp.	4,767	118,317
Monster Beverage Corp.(b)	12,165	1,169,300
Nestle SA	8,901	916,748
PepsiCo, Inc.	5,057	684,718
Tyson Foods, Inc. - Class A	10,222	585,209
		4,973,146

Financial Services - 2.1%
Bitdeer Technologies Group - Class A(b)	5,685	90,221
CleanSpark, Inc.(b)	6,430	93,556
Galaxy Digital, Inc. - Class A(b)	9,659	264,077
GATX Corp.	6,289	1,114,348
HIVE Digital Technologies Ltd.(b)	28,447	103,547
IREN Ltd.(b)	17,519	801,144
T. Rowe Price Group, Inc.	9,939	1,129,965
		3,596,858

Health Care - 3.7%
Becton Dickinson & Co.	3,164	478,808
Biogen, Inc.(b)	3,879	838,097
CVS Health Corp.	7,919	819,220
Edwards Lifesciences Corp.(b)	9,932	898,449
GSK PLC, ADR	13,352	699,912
IDEXX Laboratories, Inc.(b)	625	329,025
Illumina, Inc.(b)	2,999	527,314

The accompanying notes are an integral part of these financial statements.

IQVIA Holdings, Inc.(b)	528	102,020
Merck & Co., Inc.	6,481	832,808
Pfizer, Inc.	13,236	318,723
Regeneron Pharmaceuticals, Inc.	603	375,995
		6,220,371

Industrial Products - 14.8%
AGCO Corp.	4,423	529,433
ATI, Inc.(b)	4,049	798,058
Atmus Filtration Technologies, Inc.	14,121	720,030
AZZ, Inc.(a)	17,512	2,715,236
Bloom Energy Corp. - Class A(b)	11,834	3,582,152
Boeing Co.(b)	2,569	556,112
Bombardier, Inc.(b)	6,594	1,517,677
BWX Technologies, Inc.	5,047	982,399
Crane Co.	2,987	666,310
Embraer SA, ADR	10,400	663,520
GE Vernova, Inc.(a)	880	1,033,877
General Dynamics Corp.	2,691	953,260
Huntington Ingalls Industries, Inc.	2,388	668,377
ITT, Inc.	6,750	1,334,880
Keysight Technologies, Inc.(b)	3,351	1,173,085
Kratos Defense & Security Solutions, Inc.(b)	4,577	228,209
L3Harris Technologies, Inc.(a)	3,943	1,145,796
Leonardo DRS, Inc.	14,678	626,310
Northrop Grumman Corp.(a)	472	240,394
nVent Electric PLC	7,707	1,307,184
RBC Bearings, Inc.(b)	1,536	989,276
Rockwell Automation, Inc.	1,529	756,977
TE Connectivity PLC	3,632	732,248
Valmont Industries, Inc.	2,227	1,286,315
		25,207,115

Industrial Services - 8.7%
C.H. Robinson Worldwide, Inc.	5,461	1,028,525
Canadian National Railway Co.	5,360	639,126
Canadian Pacific Kansas City Ltd.	6,370	551,960
Clean Harbors, Inc.(b)	3,761	1,123,599
CoreCivic, Inc. - REIT(b)	16,142	490,394
Frontline PLC	20,326	707,142
GEO Group, Inc. - REIT(b)	15,298	452,056
Granite Construction, Inc.	6,949	1,098,498
Kirby Corp.(b)	6,724	914,262
MasTec, Inc.(b)	3,963	1,648,846
Norfolk Southern Corp.(a)	2,190	688,952
Quanta Services, Inc.	1,897	1,365,916
Scorpio Tankers, Inc.	7,950	550,617
UL Solutions, Inc. - Class A	6,179	629,393
United Rentals, Inc.	539	610,628
Vinci SA	7,271	1,062,394

The accompanying notes are an integral part of these financial statements.

W.W. Grainger, Inc.	945	1,285,578
		14,847,886

Insurance - 0.5%
Arch Capital Group Ltd.(b)	5,669	550,233
Prudential Financial, Inc.	2,134	230,323
		780,556

Materials - 15.1%
Advanced Drainage Systems, Inc.	1,919	301,206
Agnico Eagle Mines Ltd.	6,114	948,465
Air Liquide SA	4,367	865,152
Air Products and Chemicals, Inc.	1,288	377,616
Alamos Gold, Inc. - Class A	18,800	570,392
Albemarle Corp.	2,845	384,160
Alpha Metallurgical Resources, Inc.(b)	1,362	224,648
AngloGold Ashanti PLC	13,100	1,059,659
Balchem Corp.	3,834	647,754
BHP Group Ltd., ADR	12,323	1,026,629
Cameco Corp.	6,127	624,096
Carpenter Technology Corp.	5,455	3,364,862
CF Industries Holdings, Inc.	5,458	590,883
Core Natural Resources, Inc.	4,811	384,976
Corteva, Inc.(a)	14,539	1,231,308
Crown Holdings, Inc.	4,816	538,525
Linde PLC	1,409	731,187
Lundin Mining Corp.	46,527	1,133,373
LyondellBasell Industries NV - Class A	5,613	295,525
MP Materials Corp.(b)	11,240	629,553
NexGen Energy Ltd.(b)	37,249	349,768
Nucor Corp.	4,043	900,578
Nutrien Ltd.	9,561	601,865
Owens Corning	992	157,688
PPG Industries, Inc.	5,053	612,878
Reliance, Inc.	2,204	823,415
Rio Tinto PLC, ADR	12,609	1,196,973
Southern Copper Corp.	4,918	856,971
Steel Dynamics, Inc.	3,827	878,144
Teck Resources Ltd. - Class B	9,076	539,659
Tenaris SA, ADR	13,425	744,953
Vale SA, ADR	62,400	938,496
Vulcan Materials Co.	2,214	653,152
Warrior Met Coal, Inc.	5,521	448,084
		25,632,593

Media - 0.1%
NetEase, Inc., ADR	1,994	255,511

Oil & Gas - 4.9%
BP PLC, ADR	22,758	840,908
Cheniere Energy, Inc.	2,207	527,495
Devon Energy Corp.	15,805	653,063

The accompanying notes are an integral part of these financial statements.

EQT Corp.	9,398	499,692
Equinor ASA, ADR	22,614	710,079
Golar LNG Ltd.	22,840	1,138,346
Halliburton Co.	16,799	570,326
Kodiak Gas Services, Inc.	18,173	1,365,337
Suncor Energy, Inc.	18,076	970,320
TotalEnergies SE, ADR	12,893	1,002,560
		8,278,126

Real Estate - 1.1%
Public Storage - REIT	1,854	590,147
Realty Income Corp. - REIT	19,559	1,211,875
		1,802,022

Renewable Energy - 0.5%
Nextpower, Inc. - Class A(b)	5,874	699,828
Plug Power, Inc.(b)	49,711	134,717
		834,545

Retail & Wholesale - Discretionary - 1.0%
Ferguson Enterprises, Inc.	2,345	556,539
Ross Stores, Inc.	5,427	1,155,137
		1,711,676

Retail & Wholesale - Staples - 0.8%
Archer-Daniels-Midland Co.	10,573	807,777
Bunge Global SA	5,572	594,700
		1,402,477

Software & Tech Services - 0.8%
Clear Secure, Inc. - Class A	12,197	679,739
Cloudflare, Inc. - Class A(b)	2,432	596,521
		1,276,260

Tech Hardware & Semiconductors - 14.4%
Advanced Micro Devices, Inc.(b)	2,432	1,412,773
Coherent Corp.(b)	3,987	1,572,752
KLA Corp.	5,672	1,711,299
Lam Research Corp.	5,885	2,550,147
Lumentum Holdings, Inc.(b)	6,766	5,805,634
Micron Technology, Inc.	3,659	4,223,547
NVIDIA Corp.	6,394	1,279,375
Western Digital Corp.(a)	9,387	5,995,665
		24,551,192

Telecommunications - 1.0%
America Movil SAB de CV, ADR	38,276	994,793
Applied Digital Corp.(b)	17,988	670,953
		1,665,746

Utilities - 2.9%
Essential Utilities, Inc.	18,273	700,039

The accompanying notes are an integral part of these financial statements.

NextEra Energy, Inc.	9,479	831,972
Ormat Technologies, Inc.	7,035	766,111
RWE AG	24,821	1,606,756
Veolia Environnement SA	23,137	963,931
		4,868,809

TOTAL COMMON STOCKS (Cost $86,986,515)		135,034,544

EXCHANGE TRADED FUNDS - 10.8%	Shares	Value
iShares J.P. Morgan USD Emerging Markets Bond ETF	9,463	912,612
iShares MBS ETF	12,271	1,159,855
iShares National Muni Bond ETF	41,525	4,468,921
iShares Preferred and Income Securities ETF	82,184	2,505,790
iShares TIPS Bond ETF(a)	33,479	3,663,607
SPDR Bloomberg Convertible Securities ETF(a)	19,281	2,078,877
Vanguard Intermediate-Term Corporate Bond ETF	14,888	1,230,493
Vanguard Short-Term Corporate Bond ETF(a)	29,714	2,348,297
		18,368,452

TOTAL EXCHANGE TRADED FUNDS (Cost $17,632,133)		18,368,452

INVESTMENT COMPANIES - 0.3%	Shares	Value
Sprott Physical Uranium Trust(b)	30,061	552,805

TOTAL INVESTMENT COMPANIES (Cost $581,657)		552,805

PURCHASED OPTIONS - 0.3%(b)(c)(d)(e)	Notional Amount	Contracts	Value
Call Options - 0.3%
Cadence Design Systems, Inc., Expiration: 9/18/2026; Exercise Price:
$380.00	$487,916	13	45,175
Cadence Design Systems, Inc., Expiration: 9/18/2026; Exercise Price:
$350.00	75,064	2	10,290
ConocoPhillips, Expiration: 9/18/2026; Exercise Price: $120.00	447,028	43	6,063
IonQ, Inc., Expiration: 9/18/2026; Exercise Price: $65.00	170,432	32	19,680
Marvell Technology, Inc., Expiration: 9/18/2026; Exercise Price:
$260.00	595,780	20	147,600
Occidental Petroleum Corp., Expiration: 9/18/2026; Exercise Price:
$55.00	378,846	78	8,853
Okta, Inc., Expiration: 9/18/2026; Exercise Price: $125.00	286,545	21	47,302
ON Semiconductor Corp., Expiration: 9/18/2026; Exercise Price:
$115.00	614,510	65	50,375
SLB Ltd., Expiration: 9/18/2026; Exercise Price: $55.00	557,880	120	7,140
Snowflake, Inc., Expiration: 9/18/2026; Exercise Price: $250.00	229,050	9	30,870
United Parcel Service, Inc., Expiration: 9/18/2026; Exercise Price:
$105.00	752,500	70	53,900
			427,248

Put Options - 0.0%(f)
Autodesk, Inc., Expiration: 9/18/2026; Exercise Price: $220.00	116,652	6	18,540
Comcast Corp., Expiration: 9/18/2026; Exercise Price: $24.00	665,305	271	41,599

The accompanying notes are an integral part of these financial statements.

Ferrari NV, Expiration: 9/18/2026; Exercise Price: $360.00	335,061	9	15,075
			75,214

TOTAL PURCHASED OPTIONS (Cost $675,111)			502,462

SHORT-TERM INVESTMENTS - 5.1%
Money Market Funds - 5.1%		Shares	Value
First American Government Obligations Fund - Class X, 3.57%(g)		8,594,267	8,594,267

TOTAL SHORT-TERM INVESTMENTS (Cost $8,594,267)			8,594,267

TOTAL INVESTMENTS - 95.9% (Cost $114,469,683)			$163,052,530
Other Assets in Excess of Liabilities - 4.1%			6,930,050
TOTAL NET ASSETS - 100.0%			$169,982,580

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust
TIPS	Treasury Inflation-Protected Security

(a)	All or a portion of this security has been pledged as collateral for securities sold short. The fair value of securities committed as collateral as of June 30, 2026 is $16,570,433.
(b)	Non-income producing security.
(c)	Exchange-traded.
(d)	100 shares per contract.
(e)	Held in connection with written option contracts. See Schedule of Written Options Contracts for further information.
(f)	Does not round to 0.1% or (0.1)%, as applicable.
(g)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.

The accompanying notes are an integral part of these financial statements.

Blueprint Chesapeake Multi-Asset Trend ETF

Consolidated Schedule of Securities Sold Short

June 30, 2026

COMMON STOCKS - (20.1)%	Shares	Value
Banking - (0.7)%
HDFC Bank Ltd., ADR	(15,905)	$(410,826)
ICICI Bank Ltd., ADR	(29,686)	(861,785)
		(1,272,611)

Consumer Discretionary Products - (0.4)%
Nike, Inc. - Class B	(16,475)	(676,299)

Consumer Discretionary Services - (0.8)%
Chipotle Mexican Grill, Inc. - Class A	(17,469)	(593,946)
Liberty Media Corp. - Liberty Formula One - Class C	(971)	(92,381)
McDonald's Corp.	(2,494)	(674,153)
		(1,360,480)

Consumer Staple Products - (3.2)%
Brown-Forman Corp. - Class B	(15,700)	(418,405)
Church & Dwight Co., Inc.	(4,248)	(411,546)
Conagra Brands, Inc.	(29,146)	(392,305)
Constellation Brands, Inc. - Class A	(3,763)	(523,396)
Diageo PLC	(12,838)	(259,422)
General Mills, Inc.	(12,489)	(434,617)
Ingredion, Inc.	(9,070)	(859,020)
Kimberly-Clark Corp.	(7,393)	(811,530)
Kraft Heinz Co.	(22,674)	(535,560)
McCormick & Co., Inc.	(5,963)	(300,654)
Mondelez International, Inc. - Class A	(5,748)	(332,464)
Procter & Gamble Co.	(1,570)	(230,225)
		(5,509,144)

Financial Services - (2.4)%
Ameriprise Financial, Inc.	(424)	(194,514)
Fidelity National Information Services, Inc.	(11,757)	(457,112)
Fiserv, Inc.	(3,757)	(184,281)
Intercontinental Exchange, Inc.	(4,946)	(608,902)
Mastercard, Inc. - Class A	(1,148)	(589,613)
PayPal Holdings, Inc.	(13,311)	(574,769)
Raymond James Financial, Inc.	(3,909)	(594,285)
Verisk Analytics, Inc. - Class A	(2,494)	(447,748)
Visa, Inc. - Class A	(1,213)	(416,168)
		(4,067,392)

Health Care - (2.1)%
Abbott Laboratories	(6,113)	(554,694)
Boston Scientific Corp.	(3,945)	(168,373)
Danaher Corp.	(843)	(160,575)
HCA Healthcare, Inc.	(854)	(332,966)
Insulet Corp.	(3,553)	(540,944)

The accompanying notes are an integral part of these financial statements.

Medtronic PLC	(6,293)	(492,302)
Sanofi SA, ADR	(7,393)	(315,385)
Stryker Corp.	(1,154)	(363,325)
Zimmer Biomet Holdings, Inc.	(2,626)	(226,072)
Zoetis, Inc. - Class A	(6,533)	(469,461)
		(3,624,097)

Industrial Products - (0.8)%
Otis Worldwide Corp.	(8,960)	(641,536)
TransDigm Group, Inc.	(133)	(177,161)
Xylem, Inc.	(4,396)	(519,651)
		(1,338,348)

Industrial Services - (2.4)%
Automatic Data Processing, Inc.	(3,195)	(715,520)
Cintas Corp.	(3,601)	(612,458)
Paychex, Inc.	(6,679)	(656,746)
Republic Services, Inc. - Class A	(3,623)	(771,989)
Thomson Reuters Corp.	(4,861)	(396,998)
Waste Connections, Inc.	(5,073)	(845,619)
		(3,999,330)

Insurance - (1.6)%
Aon PLC - Class A	(2,269)	(752,605)
Arthur J. Gallagher & Co.	(2,863)	(657,259)
Marsh & McLennan Cos., Inc.	(4,372)	(728,681)
Progressive Corp.	(1,450)	(316,752)
Prudential Financial, Inc.	(2,134)	(230,323)
		(2,685,620)

Materials - (1.4)%
AptarGroup, Inc.	(8,215)	(1,028,518)
Ecolab, Inc.	(2,652)	(738,874)
Martin Marietta Materials, Inc.	(310)	(178,777)
Silgan Holdings, Inc.	(8,280)	(384,109)
		(2,330,278)

Media - (0.5)%
Netflix, Inc.	(1,876)	(133,946)
Tencent Holdings Ltd., ADR	(5,540)	(305,919)
Walt Disney Co.	(4,997)	(480,961)
		(920,826)

Real Estate - (0.5)%
American Tower Corp. - REIT	(2,632)	(430,516)
Crown Castle, Inc. - REIT	(4,491)	(340,104)
Invitation Homes, Inc. - REIT	(854)	(25,799)
		(796,419)

Retail & Wholesale - Discretionary - (0.9)%
Copart, Inc.	(17,936)	(505,616)
LKQ Corp.	(11,449)	(301,452)

The accompanying notes are an integral part of these financial statements.

O'Reilly Automotive, Inc.	(7,588)	(698,779)
		(1,505,847)

Software & Tech Services - (1.4)%
Adobe, Inc.	(1,903)	(390,153)
CDW Corp.	(4,600)	(646,944)
Microsoft Corp.	(409)	(152,565)
Paycom Software, Inc.	(1,699)	(213,530)
Roper Technologies, Inc.	(1,672)	(565,788)
SAP SE, ADR	(1,490)	(229,624)
Workday, Inc. - Class A	(1,676)	(205,176)
		(2,403,780)

Tech Hardware & Semiconductors - (0.4)%
Sony Group Corp., ADR	(33,042)	(662,823)

Telecommunications - (0.4)%
T-Mobile US, Inc.	(3,990)	(669,243)

Utilities - (0.2)%
American Water Works Co., Inc.	(3,230)	(425,003)

TOTAL COMMON STOCKS (Proceeds ($40,311,089))		(34,247,540)

TOTAL SECURITIES SOLD SHORT (Proceeds $40,311,089)		$(34,247,540)

Percentages are stated as a percent of net assets.

ADR	American Depositary Receipt
PLC	Public Limited Company
REIT	Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Blueprint Chesapeake Multi-Asset Trend ETF

Consolidated Schedule of Futures Contracts

June 30, 2026

The Blueprint Chesapeake Multi-Asset Trend ETF had the following futures contracts outstanding with StoneX Financial, Inc. as of June 30, 2026:

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Arabica Coffee(a)	2	09/18/2026	$222,337	$34,602
Brent Crude Oil(a)	7	07/31/2026	510,650	(40,137)
Canadian 10 Year Government Bond	15	09/18/2026	1,280,458	14,639
Canola Oil(a)	34	11/13/2026	352,426	(22,762)
Copper(a)	7	09/28/2026	1,094,450	9,067
Cotton No. 2(a)	26	12/08/2026	998,400	(22,213)
Crude Palm Oil(a)	36	09/15/2026	1,003,409	(23,907)
Crude Soybean Oil(a)	15	12/14/2026	588,150	(3,035)
Euro STOXX 50 Dividend Index	122	12/17/2027	2,570,667	286,208
Euro STOXX 50 Dividend Index	181	12/15/2028	3,869,732	287,346
Euro STOXX Select Dividend 30 Index	106	09/18/2026	2,800,094	(47,102)
European Rapeseed(a)	26	07/31/2026	750,949	125
Feeder Cattle(a)	10	08/27/2026	1,823,000	14,649
Gold(a)	4	08/27/2026	1,615,400	(177,299)
iBoxx iShares $ High Yield Corporate Bond Index	16	09/01/2026	2,936,720	2,415
iBoxx iShares $ Investment Grade Corporate Bond Index	4	09/01/2026	592,540	1,974
International Arabica Coffee(a)	7	09/22/2026	245,770	38,460
International Live Cattle(a)	62	10/30/2026	1,353,670	(9,538)
Japanese 3 Month Overnight Interest Rate	194	12/15/2026	29,521,512	568
Kansas City Hard Red Winter Wheat(a)	16	09/14/2026	500,200	(11,708)
Live Cattle(a)	18	08/31/2026	1,745,460	(37,682)
London Metal Exchange - Aluminum(a)	22	09/16/2026	1,697,547	(286,305)
London Metal Exchange - Copper(a)	7	09/16/2026	2,341,579	(81,454)
London Metal Exchange - Nickel(a)	6	09/16/2026	585,217	(65,732)
London Metal Exchange - Tin(a)	4	09/16/2026	1,030,520	(10,371)
London Metal Exchange - Zinc(a)	12	09/16/2026	1,070,526	17,761
Low Sulphur Gas Oil(a)	7	08/12/2026	637,700	34,273
NY Harbor Ultra-Low Sulfur Diesel(a)	6	07/31/2026	813,733	2,913
Platinum(a)	10	10/28/2026	782,900	(38,297)
Reformulated Blendstock Gasoline(a)	7	07/31/2026	851,101	2,497
S&P 500 Annual Dividend Index	297	12/17/2027	6,478,313	316,234
S&P 500 Annual Dividend Index	399	12/15/2028	8,782,988	501,985

The accompanying notes are an integral part of these financial statements.

SGX TSI Iron Ore(a)	83	07/31/2026	822,032	(48,460)
Silver(a)	4	09/28/2026	1,198,440	8,921
Singapore Exchange Technically Specified Rubber 20(a)	103	08/31/2026	1,087,680	(84,433)
Soybean(a)	23	11/13/2026	1,315,312	9,506
Soybean Meal(a)	17	12/14/2026	515,270	4,692
Dutch Title Transfer Facility Natural Gas(a)	5	07/30/2026	184,771	11,745
UK Natural Gas(a)	5	07/30/2026	214,878	15,346
Wheat(a)	13	09/14/2026	383,012	(19,717)
WTI Crude Oil(a)	6	07/21/2026	417,000	(39,447)
				546,327

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	(69)	12/14/2027	(11,815,718)	(39,737)
3 Month Canadian Overnight Repo Rate Average	(91)	06/20/2028	(15,570,220)	(10,749)
3 Month Euribor	(57)	09/18/2028	(15,878,227)	(16,154)
3 Month Euribor	(87)	09/13/2027	(24,225,242)	10,606
3 Month Secured Overnight Financing Rate	(86)	12/19/2028	(20,687,300)	29,930
3 Month Secured Overnight Financing Rate	(54)	12/14/2027	(12,963,375)	71,994
3 Month Swiss Average Overnight Rate	(66)	12/14/2027	(20,424,286)	(17,150)
3 Month Swiss Average Overnight Rate	(81)	06/20/2028	(25,053,617)	(10,400)
30 Day Federal Funds Rate	(68)	02/26/2027	(27,200,759)	119,760
30 Day Federal Funds Rate	(32)	05/28/2027	(12,795,690)	43,293
Australian 90 Day Bank Bill	(154)	03/09/2028	(105,584,585)	(109,914)
Australian 90 Day Bank Bill	(135)	09/09/2027	(92,533,077)	30,947
Australian Government 10 Year Bond	(39)	09/15/2026	(2,967,177)	(39,383)
Australian Government 3 Year Bond	(109)	09/15/2026	(7,898,427)	(29,850)
Canadian 2 Year Government Bond	(109)	09/18/2026	(8,090,777)	(28,477)
Canadian 5 Year Government Bond	(26)	09/18/2026	(2,072,670)	(18,197)
Corn(a)	(30)	12/14/2026	(654,000)	9,670
Corn(a)	(240)	09/15/2026	(1,422,834)	19,005
Euro-OAT	(13)	09/08/2026	(1,783,253)	(16,815)
Euro-Schatz	(30)	09/08/2026	(3,634,326)	(9,119)
Euro-Bobl	(28)	09/08/2026	(3,693,595)	(23,324)
ICE 3 Month Sterling Overnight Index Average Rate	(37)	12/14/2027	(11,783,486)	36,162
ICE 3 Month Sterling Overnight Index Average Rate	(43)	12/19/2028	(13,702,169)	(12,092)
Italian Government Bond	(11)	09/08/2026	(1,500,983)	(19,907)
Japanese 10 Year Government Bond	(7)	09/14/2026	(5,503,092)	(12,970)
Lean Hogs(a)	(9)	08/14/2026	(353,520)	(10,126)
London Metal Exchange - Lead(a)	(16)	09/16/2026	(746,888)	58,433
London Metal Exchange - Zinc(a)	(1)	09/16/2026	(89,210)	(1,094)
Long Gilt	(8)	09/28/2026	(947,229)	(9,544)
Euro-Bund	(21)	09/08/2026	(3,057,348)	(39,135)

The accompanying notes are an integral part of these financial statements.

Lumber(a)	(43)	09/15/2026	(734,924)	2,014
MIAX Hard Red Spring Wheat(a)	(25)	09/14/2026	(758,125)	(600)
Milling Wheat No. 2(a)	(51)	09/10/2026	(588,915)	5,456
New Zealand 3 Month Treasury Bill	(27)	03/10/2027	(15,232,771)	87,685
Rough Rice(a)	(26)	09/14/2026	(691,080)	(36,154)
Euro-BTP Italian Government Short Bond	(98)	09/08/2026	(11,994,261)	(45,110)
Soybean(a)	(23)	12/23/2026	(1,006,303)	(21,086)
Sugar No. 11(a)	(47)	09/30/2026	(780,125)	(29,842)
Sunflower Seed(a)	(37)	12/23/2026	(1,063,270)	(6,709)
U.S. Treasury 10 Year Note	(26)	09/21/2026	(2,857,156)	(5,318)
U.S. Treasury 2 Year Note	(24)	09/30/2026	(4,947,187)	8,474
U.S. Treasury 3 Year Note	(24)	09/30/2026	(5,028,375)	2,912
U.S. Treasury 5 Year Note	(32)	09/30/2026	(3,425,500)	1,429
U.S. Treasury Long Bond	(13)	09/21/2026	(1,475,500)	(18,957)
U.S. Treasury Ultra Long 10 Year Note	(24)	09/21/2026	(2,699,250)	(13,748)
U.S. Treasury Ultra Long Bond	(5)	09/21/2026	(580,781)	(7,395)
Euro-Buxl	(7)	09/08/2026	(890,106)	(25,633)
Wheat(a)	(260)	09/22/2026	(4,618,609)	4,834
White Maize(a)	(35)	12/23/2026	(713,453)	(2,343)
White Sugar(a)	(12)	09/15/2026	(280,320)	192
Yellow Maize(a)	(34)	12/23/2026	(707,383)	(4,751)
				(148,987)

Net Unrealized Appreciation (Depreciation)				$397,340

(a)	All or a portion of the investment is a holding of the Blueprint-Chesapeake Cayman Subsidiary.

The accompanying notes are an integral part of these financial statements.

Blueprint Chesapeake Multi-Asset Trend ETF

Consolidated Schedule of Forward Currency Contracts

June 30, 2026

Counterparty	Settlement Date	Currency Purchased		Currency Sold		Unrealized Appreciation (Depreciation)
StoneX Financial, Inc.	07/15/26	AUD	4,625,000	CAD	4,542,933	$ (981)
StoneX Financial, Inc.	07/15/26	AUD	1,083,000	CHF	605,993	(2,442)
StoneX Financial, Inc.	07/15/26	AUD	3,264,000	CNH	15,574,396	(36,088)
StoneX Financial, Inc.	07/15/26	AUD	3,439,025	EUR	2,101,000	(21,717)
StoneX Financial, Inc.	07/15/26	AUD	3,976,817	GBP	2,100,000	(32,818)
StoneX Financial, Inc.	07/15/26	AUD	3,153,000	JPY	355,378,515	(5,516)
StoneX Financial, Inc.	07/15/26	AUD	7,408,000	NZD	8,997,050	10,035
StoneX Financial, Inc.	09/01/26	AUD	3,536,000	USD	2,492,622	(45,730)
StoneX Financial, Inc.	09/16/26	AUD	3,792,000	USD	2,646,858	(23,482)
StoneX Financial, Inc.	09/01/26	BRL	7,967,000	USD	1,523,712	(8,354)
StoneX Financial, Inc.	09/16/26	BRL	8,542,000	USD	1,622,456	(3,283)
StoneX Financial, Inc.	07/15/26	CAD	2,404,740	GBP	1,296,000	(23,948)
StoneX Financial, Inc.	07/15/26	CAD	2,350,000	JPY	270,081,032	(6,295)
StoneX Financial, Inc.	07/15/26	CAD	2,478,366	NZD	3,069,000	1,313
StoneX Financial, Inc.	07/15/26	CHF	789,732	CAD	1,387,000	2,408
StoneX Financial, Inc.	07/15/26	CHF	1,919,937	EUR	2,099,000	(17,100)
StoneX Financial, Inc.	07/15/26	CHF	918,171	GBP	868,000	(11,833)
StoneX Financial, Inc.	07/15/26	CHF	1,962,000	JPY	395,735,183	(1,467)
StoneX Financial, Inc.	07/15/26	CHF	1,342,000	SEK	16,116,110	(98)
StoneX Financial, Inc.	09/16/26	CLP	2,169,680,000	USD	2,387,087	(32,417)
StoneX Financial, Inc.	07/15/26	CNH	26,560,000	CAD	5,469,049	59,295
StoneX Financial, Inc.	07/15/26	CNH	17,646,813	CHF	2,071,000	30,562
StoneX Financial, Inc.	07/15/26	CNH	27,650,000	EUR	3,544,579	22,439
StoneX Financial, Inc.	07/15/26	CNH	16,846,069	GBP	1,868,000	5,019
StoneX Financial, Inc.	07/15/26	CNH	10,663,000	JPY	252,105,096	19,382
StoneX Financial, Inc.	07/15/26	CNH	41,371,000	SGD	7,879,752	2,298
StoneX Financial, Inc.	09/16/26	CNH	56,400,000	USD	8,372,141	(16,341)
StoneX Financial, Inc.	07/15/26	COP	7,379,634,000	USD	2,051,136	81,156
StoneX Financial, Inc.	07/15/26	CZK	114,106,717	EUR	4,714,000	(16,456)
StoneX Financial, Inc.	09/16/26	CZK	22,952,000	USD	1,094,736	(12,624)
StoneX Financial, Inc.	07/15/26	DKK	2,852,000	USD	441,190	(4,610)
StoneX Financial, Inc.	07/15/26	EUR	718,000	CAD	1,154,578	7,050
StoneX Financial, Inc.	07/15/26	EUR	936,000	GBP	810,460	(4,857)
StoneX Financial, Inc.	07/15/26	EUR	2,277,000	JPY	420,761,008	12,864
StoneX Financial, Inc.	07/15/26	EUR	2,920,135	PLN	12,433,000	33,147
StoneX Financial, Inc.	07/15/26	EUR	2,578,000	SEK	28,608,190	(9,162)
StoneX Financial, Inc.	07/15/26	GBP	447,000	CAD	841,925	(565)
StoneX Financial, Inc.	07/15/26	GBP	1,707,457	EUR	1,983,000	(2,419)

The accompanying notes are an integral part of these financial statements.

StoneX Financial, Inc.	07/15/26	GBP	905,000	JPY	193,201,590	10,930
StoneX Financial, Inc.	07/15/26	GBP	1,532,000	SEK	19,589,325	7,520
StoneX Financial, Inc.	09/16/26	GBP	1,412,000	USD	1,885,700	(11,624)
StoneX Financial, Inc.	07/15/26	HUF	1,224,834,473	EUR	3,436,000	698
StoneX Financial, Inc.	09/16/26	HUF	528,878,000	USD	1,710,815	(16,973)
StoneX Financial, Inc.	09/16/26	ILS	6,644,000	USD	2,251,361	(16,873)
StoneX Financial, Inc.	09/01/26	MXN	39,834,000	USD	2,267,070	418
StoneX Financial, Inc.	09/17/26	MXN	42,707,000	USD	2,438,465	(10,613)
StoneX Financial, Inc.	07/15/26	NOK	18,907,669	CHF	1,583,000	(55,473)
StoneX Financial, Inc.	07/15/26	NOK	20,020,973	EUR	1,830,000	(70,762)
StoneX Financial, Inc.	07/15/26	NOK	21,974,996	GBP	1,738,000	(86,492)
StoneX Financial, Inc.	07/15/26	NOK	18,761,000	JPY	316,333,014	(53,253)
StoneX Financial, Inc.	07/15/26	NOK	24,603,000	SEK	24,543,271	(52,347)
StoneX Financial, Inc.	09/01/26	NOK	18,896,000	USD	1,998,894	(91,022)
StoneX Financial, Inc.	09/16/26	NOK	20,260,000	USD	2,120,635	(75,476)
StoneX Financial, Inc.	07/15/26	NZD	3,200,000	JPY	297,533,729	(11,628)
StoneX Financial, Inc.	09/16/26	PLN	7,346,000	USD	1,997,398	(43,174)
StoneX Financial, Inc.	07/15/26	SEK	22,647,851	EUR	2,078,000	(35,202)
StoneX Financial, Inc.	07/15/26	SEK	17,424,204	GBP	1,384,000	(34,992)
StoneX Financial, Inc.	07/15/26	SEK	17,757,000	JPY	300,737,392	(16,376)
StoneX Financial, Inc.	09/16/26	SEK	10,700,000	USD	1,138,295	(27,787)
StoneX Financial, Inc.	07/15/26	TWD	18,200,000	USD	575,021	(3,186)
StoneX Financial, Inc.	09/01/26	USD	2,469,896	AUD	3,536,000	23,004
StoneX Financial, Inc.	09/01/26	USD	1,517,524	BRL	7,967,000	2,166
StoneX Financial, Inc.	09/16/26	USD	2,286,860	CAD	3,183,000	35,354
StoneX Financial, Inc.	09/16/26	USD	1,900,405	CHF	1,502,000	21,955
StoneX Financial, Inc.	07/15/26	USD	3,334,773	DKK	21,980,000	(29,893)
StoneX Financial, Inc.	09/16/26	USD	2,994,780	EUR	2,612,000	(1,464)
StoneX Financial, Inc.	09/16/26	USD	1,209,032	GBP	916,000	(6,728)
StoneX Financial, Inc.	07/15/26	USD	4,048,151	IDR	73,620,000,000	(63,355)
StoneX Financial, Inc.	09/16/26	USD	3,230,945	INR	312,000,000	(43,468)
StoneX Financial, Inc.	09/16/26	USD	850,304	JPY	135,497,000	11,222
StoneX Financial, Inc.	09/16/26	USD	1,120,360	KRW	1,745,852,000	(8,436)
StoneX Financial, Inc.	09/01/26	USD	2,276,879	MXN	39,834,000	9,391
StoneX Financial, Inc.	09/01/26	USD	1,982,791	NOK	18,896,000	74,919
StoneX Financial, Inc.	09/16/26	USD	1,711,238	NZD	2,966,000	19,556
StoneX Financial, Inc.	07/15/26	USD	2,504,652	PHP	155,390,000	(26,767)
StoneX Financial, Inc.	09/16/26	USD	4,017,053	PLN	15,210,000	(29,196)
StoneX Financial, Inc.	09/16/26	USD	2,605,809	SEK	25,178,000	(7,310)
StoneX Financial, Inc.	09/16/26	USD	5,157,785	SGD	6,648,000	(10,902)
StoneX Financial, Inc.	09/16/26	USD	1,479,096	THB	48,557,000	7,761
StoneX Financial, Inc.	07/15/26	ZAR	47,192,184	EUR	2,467,000	53,248

The accompanying notes are an integral part of these financial statements.

StoneX Financial, Inc.	09/16/26	ZAR	30,408,000	USD	1,824,547	18,774
(697,491)

Net Unrealized Appreciation
(Depreciation)
$(697,491)
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
CLP	Chilean Peso
CNH	Offshore Chinese Yuan
COP	Colombian Peso
CZK	Czech Koruna
DKK	Danish Krone
EUR	Euro
GBP	British Pound Sterling
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	Israeli New Shekel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
THB	Thai Baht
TWD	New Taiwan Dollar
USD	U.S. Dollar
ZAR	South African Rand

The accompanying notes are an integral part of these financial statements.

Blueprint Chesapeake Multi-Asset Trend ETF

Consolidated Schedule of Written Options Contracts

June 30, 2026

WRITTEN OPTIONS - (0.4)%(a)(b)	Notional Amount	Contracts	Value
Call Options - 0.0%(c)
Autodesk, Inc., Expiration: 9/18/2026; Exercise Price: $220.00	$(116,652)	(6)	$(4,890)
Comcast Corp. - Class A, Expiration: 9/18/2026; Exercise Price: $24.00	(665,305)	(271)	(53,116)
Ferrari NV, Expiration: 9/18/2026; Exercise Price: $360.00	(335,061)	(9)	(29,520)
			(87,526)
Put Options - (0.4)%
Cadence Design Systems, Inc., Expiration: 9/18/2026; Exercise Price:
$380.00	(487,916)	(13)	(47,840)
Cadence Design Systems, Inc., Expiration: 9/18/2026; Exercise Price:
$350.00	(75,064)	(2)	(4,650)
ConocoPhillips, Expiration: 9/18/2026; Exercise Price: $120.00	(447,028)	(43)	(75,358)
IonQ, Inc., Expiration: 9/18/2026; Exercise Price: $65.00	(170,432)	(32)	(55,120)
Marvell Technology, Inc., Expiration: 9/18/2026; Exercise Price: $260.00	(595,780)	(20)	(65,900)
Occidental Petroleum Corp., Expiration: 9/18/2026; Exercise Price: $55.00	(378,846)	(78)	(56,160)
Okta, Inc., Expiration: 9/18/2026; Exercise Price: $125.00	(286,545)	(21)	(20,055)
ON Semiconductor Corp., Expiration: 9/18/2026; Exercise Price: $115.00	(614,510)	(65)	(178,425)
SLB Ltd., Expiration: 9/18/2026; Exercise Price: $55.00	(557,880)	(120)	(107,400)
Snowflake, Inc., Expiration: 9/18/2026; Exercise Price: $250.00	(229,050)	(9)	(24,997)
United Parcel Service, Inc., Expiration: 9/18/2026; Exercise Price: $105.00	(752,500)	(70)	(39,025)
			(674,930)

TOTAL WRITTEN OPTIONS (Premiums received $646,951)			(762,456)
Percentages are stated as a percent of net assets.

(a)	Exchange-traded.
(b)	100 shares per contract.
(c)	Does not round to 0.1% or (0.1)%, as applicable.

The accompanying notes are an integral part of these financial statements.

Chesapeake Trend-Following Fixed Income ETF

Schedule of Investments

June 30, 2026

COMMON STOCKS - 1.3%	Shares	Value
Financial Services - 1.3%
Blackstone Mortgage Trust, Inc. - REIT(a)	27,775	$470,786

TOTAL COMMON STOCKS (Cost $516,256)		470,786

EXCHANGE TRADED FUNDS - 57.1%	Shares	Value
iShares J.P. Morgan USD Emerging Markets Bond ETF	13,330	1,285,545
iShares MBS ETF	17,296	1,634,818
iShares National Muni Bond ETF	38,996	4,196,750
iShares Preferred and Income Securities ETF	82,674	2,520,730
iShares TIPS Bond ETF(a)	31,440	3,440,479
SPDR Bloomberg Convertible Securities ETF	27,160	2,928,391
Vanguard Intermediate-Term Corporate Bond ETF	20,959	1,732,261
Vanguard Short-Term Corporate Bond ETF	42,280	3,341,389
		21,080,363

TOTAL EXCHANGE TRADED FUNDS (Cost $20,875,856)		21,080,363

SHORT-TERM INVESTMENTS - 36.0%
Money Market Funds - 36.0%	Shares	Value
First American Government Obligations Fund - Class X, 3.57%(b)(c)	13,284,213	13,284,213

TOTAL SHORT-TERM INVESTMENTS (Cost $13,284,213)		13,284,213

TOTAL INVESTMENTS - 94.4% (Cost $34,676,325)		$34,835,362
Other Assets in Excess of Liabilities - 5.6%		2,050,386
TOTAL NET ASSETS - 100.0%		$36,885,748
Percentages are stated as a percent of net assets.

REIT	Real Estate Investment Trust
TIPS	Treasury Inflation-Protected Security

(a)	All or a portion of this security has been pledged as collateral for securities sold short. The fair value of securities committed as collateral as of June 30, 2026 is $1,570,339.
(b)	The rate shown represents the 7-day annualized effective yield as of June 30, 2026.
(c)	Fair value of this security exceeds 25% of the Fund's net assets. Additional information for this security, including the financial statements, is available from the SEC's EDGAR database at www.sec.gov.

The accompanying notes are an integral part of these financial statements.

Chesapeake Trend-Following Fixed Income ETF

Schedule of Securities Sold Short

June 30, 2026

COMMON STOCKS - (0.3)%	Shares	Value
Financial Services - (0.3)%
Starwood Property Trust, Inc. - REIT	(6,119)	$(100,229)

TOTAL COMMON STOCKS (Proceeds ($105,636))		(100,229)

TOTAL SECURITIES SOLD SHORT - (0.3)% (Proceeds $105,636)		$(100,229)

Percentages are stated as a percent of net assets.

REIT          Real Estate Investment Trust

The accompanying notes are an integral part of these financial statements.

Chesapeake Trend-Following Fixed Income ETF

Schedule of Futures Contracts

June 30, 2026

The Chesapeake Trend-Following Fixed Income ETF had the following futures contracts outstanding with StoneX Financial, Inc. as of June 30, 2026:

FUTURES CONTRACTS - (0.8)%

Description	Contracts Purchased	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
Canadian 10 Year Government Bonds	14	09/18/2026	$1,195,094	$10,654
Japanese 3 Month Overnight Interest Rate	182	12/15/2026	27,695,439	955
				11,609

Description	Contracts Sold	Expiration Date	Notional Value	Value / Unrealized Appreciation (Depreciation)
3 Month Canadian Overnight Repo Rate Average	(86)	06/20/2028	(14,714,714)	(9,020)
3 Month Canadian Overnight Repo Rate Average	(65)	12/14/2027	(11,130,749)	(22,592)
3 Month Euribor	(81)	09/13/2027	(22,554,535)	90
3 Month Euribor	(54)	09/18/2028	(15,042,531)	(20,487)
3 Month Secured Overnight Financing Rate	(51)	12/14/2027	(12,243,187)	66,070
3 Month Secured Overnight Financing Rate	(80)	12/19/2028	(19,244,000)	6,608
3 Month Swiss Average Overnight Rate	(62)	12/14/2027	(19,186,450)	(21,196)
3 Month Swiss Average Overnight Rate	(76)	06/20/2028	(23,507,097)	(10,888)
30 Day Federal Funds Rate	(59)	05/28/2027	(23,592,054)	75,271
30 Day Federal Funds Rate	(64)	02/26/2027	(25,600,715)	111,733
Australian 90 Day Bank Bills	(127)	09/09/2027	(87,049,635)	(33,114)
Australian 90 Day Bank Bills	(144)	03/09/2028	(98,728,443)	(106,139)
Australian Government 10 Year Bonds	(37)	09/15/2026	(2,815,014)	(33,984)
Australian Government 3 Year Bonds	(103)	09/15/2026	(7,463,651)	(28,064)
Canadian 2 Year Government Bonds	(102)	09/18/2026	(7,571,186)	(27,090)
Canadian 5 Year Government Bonds	(24)	09/18/2026	(1,913,233)	(17,554)
Euro-Bobl	(26)	09/08/2026	(3,429,767)	(21,671)
Euro-Bund	(20)	09/08/2026	(2,911,760)	(36,857)
Euro-Buxl	(7)	09/08/2026	(890,106)	(25,633)
Euro-OAT	(12)	09/08/2026	(1,646,080)	(16,640)
Euro-Schatz	(46)	09/08/2026	(5,572,634)	(14,065)
ICE 3 Month Sterling Overnight Index Average Rate	(35)	12/14/2027	(11,146,541)	3,419
ICE 3 Month Sterling Overnight Index Average Rate	(40)	12/19/2028	(12,746,204)	(19,262)
Italian Government Bond	(10)	09/08/2026	(1,364,530)	(19,698)
Japanese 10 Year Government Bonds	(7)	09/14/2026	(5,503,092)	(14,058)

The accompanying notes are an integral part of these financial statements.

Long Gilt	(7)	09/28/2026	(828,825)	(10,337)
New Zealand 3 Month Treasury Bills	(25)	03/10/2027	(14,104,417)	(2,168)
Short Term Italian Government Bond	(92)	09/08/2026	(11,259,918)	(41,701)
U.S. Treasury 10 Year Notes	(24)	09/21/2026	(2,637,375)	(3,615)
U.S. Treasury 2 Year Notes	(47)	09/30/2026	(9,688,242)	14,421
U.S. Treasury 3 Year Notes	(22)	09/30/2026	(4,609,344)	450
U.S. Treasury 5 Year Notes	(30)	09/30/2026	(3,211,406)	2,070
U.S. Treasury Long Bonds	(12)	09/21/2026	(1,362,000)	(15,758)
U.S. Treasury Ultra Long 10 Year Notes	(22)	09/21/2026	(2,474,313)	(11,022)
U.S. Treasury Ultra Long Bonds	(6)	09/21/2026	(696,938)	(11,836)
				(314,317)

Net Unrealized Appreciation (Depreciation)				$(302,708)

The accompanying notes are an integral part of these financial statements.

Statements of Assets and Liabilities

June 30, 2026

	Blueprint Chesapeake Multi-Asset Trend ETF (Consolidated)	Chesapeake Trend- Following Fixed Income ETF
ASSETS:
Investments, at value (cost $114,469,683 and $34,676,325) (Note 2)	$163,052,530	$34,835,362
Deposit at broker for securities sold short	29,329,204	104,582
Deposit at broker for futures contracts	6,549,987	2,324,510
Deposit at broker for open forward currency contracts	4,330,307	–
Deposit at broker for option contracts	2,120,818	–
Unrealized appreciation on futures contracts	2,158,722	291,741
Segregated cash for securities sold short	464,016	–
Cash	633
Receivable for investments sold	949,320	–
Receivable for open forward currency contracts	583,884	–
Dividends receivable	43,319	13,054
Interest receivable	32,252	41,019
Dividend tax reclaim receivable	28,950	–
Prepaid assets	51	–
Total assets	209,643,993	37,610,268

LIABILITIES:
Securities sold short, at value (proceeds $40,311,089 and $105,636)	34,247,540	100,229
Written option contracts, premiums received ($646,951 and $–)	762,456	–
Unrealized depreciation on futures contracts	1,761,382	594,449
Payable for investments purchased	1,339,969	–
Payable for open forward currency contracts	1,281,375	–
Payable to adviser (Note 4)	129,145	26,905
Interest payable	91,100	–
Dividends payable	48,446	2,937
Total liabilities	39,661,413	724,520
NET ASSETS	$169,982,580	$36,885,748

NET ASSETS CONSISTS OF:
Paid-in capital	$137,302,546	$37,228,980
Total distributable earnings/(accumulated losses)	32,680,034	(343,232)
Total Net Assets	$169,982,580	$36,885,748

Net assets	$169,982,580	$36,885,748
Shares issued and outstanding(a)	5,400,000	1,875,000
Net asset value per share	$31.48	$19.67

(a)   Unlimited shares authorized without par value.

The accompanying notes are an integral part of these financial statements.

Statements of Operations

For the Periods Ended June 30, 2026

	Blueprint Chesapeake Multi-Asset Trend ETF (Consolidated)	Chesapeake Trend- Following Fixed Income ETF(a)
INVESTMENT INCOME:
Dividend income	$2,223,272	$188,828
Interest income	353,460	135,192
Less: Issuance fees	(4,948)	–
Less: Dividend withholding taxes	(79,162)	–
Total investment income	2,492,622	324,020

EXPENSES:
Investment advisory fee (Note 4)	1,333,039	90,371
Dividend expense	1,013,447	4,411
Interest expense	933,362	955
Other expenses and fees	61,819	481
Total expenses	3,341,667	96,218
NET INVESTMENT INCOME (LOSS)	(849,045)	227,802

REALIZED AND UNREALIZED GAIN (LOSS)
Net realized gain (loss) from:
Investments	1,635,945	(9,136)
Securities sold short	(673,766)	–
Written option contracts	391,561	–
Futures contracts	2,635,591	(409,927)
Forward currency contracts	4,409,476	–
Foreign currency transactions	15,194	8,982
Net realized gain (loss)	8,414,001	(410,081)
Net change in unrealized appreciation (depreciation) on:
Investments	34,279,901	159,037
Securities sold short	1,465,749	5,407
Foreign currency translations	361,917	(22,689)
Written option contracts	(115,505)	–
Futures contracts	541,990	(302,708)
Forward currency contracts	(1,330,748)	–
Net change in unrealized appreciation (depreciation)	35,203,304	(160,953)
Net realized and unrealized gain (loss)	43,617,305	(571,034)
NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS	$42,768,260	$(343,232)

(a) Inception date of the Fund was February 23, 2026.

The accompanying notes are an integral part of these financial statements.

Statements of Changes in Net Assets

	Blueprint Chesapeake Multi-Asset Trend ETF (Consolidated)		Chesapeake Trend -Following Fixed Income ETF
	Year Ended June 30, 2026	Year Ended June 30, 2025	Period Ended June 30, 2026(a)
OPERATIONS:
Net investment income (loss)	$(849,045)	$2,216,897	$227,802
Net realized gain (loss)	8,414,001	(25,766,761)	(410,081)
Net change in unrealized appreciation (depreciation)	35,203,304	13,438,166	(160,953)
Net increase (decrease) in net assets resulting from operations	42,768,260	(10,111,698)	(343,232)

DISTRIBUTIONS TO SHAREHOLDERS:
From earnings	–	(1,337,360)	–
Total distributions to shareholders	–	(1,337,360)	–

CAPITAL TRANSACTIONS:
Subscriptions	16,077,790	38,882,373	37,228,980
Redemptions	(4,986,287)	(24,542,810)	–
Net increase (decrease) in net assets from capital transactions	11,091,503	14,339,563	37,228,980

NET INCREASE (DECREASE) IN NET ASSETS	53,859,763	2,890,505	36,885,748

NET ASSETS:
Beginning of the period	116,122,817	113,232,312	–
End of the period	$169,982,580	$116,122,817	$36,885,748

SHARES TRANSACTIONS
Subscriptions	525,000	1,575,000	1,875,000
Redemptions	(175,000)	(1,025,000)	–
Total increase (decrease) in shares outstanding	350,000	550,000	1,875,000

(a) Inception date of the Fund was February 23, 2026.

The accompanying notes are an integral part of these financial statements.

Consolidated Financial Highlights

For a share outstanding throughout the periods presented

	Blueprint Chesapeake Multi-Asset Trend ETF
	Year Ended June 30, 2026	Year Ended June 30, 2025	Period Ended June 30, 2024(a)
PER SHARE DATA:

Net asset value, beginning of period	$22.99	$25.16	$25.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	(0.17)	0.41	0.57
Net realized and unrealized gain (loss)(d)	8.66	(2.35)	(0.17)
Total from investment operations	8.49	(1.94)	0.40

LESS DISTRIBUTIONS FROM:
Net investment income	–	(0.23)	(0.24)
Total distributions	–	(0.23)	(0.24)

Net asset value, end of period	$31.48	$22.99	$25.16
TOTAL RETURN(e)	36.89%	(7.78)%(f)	1.65%(g)

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$169,983	$116,123	$113,232
Ratio of expenses to average net assets(h)(i)	2.48%	1.92%	2.01%
Ratio of dividend and interest expenses to average net assets(h)(i)	1.49%	0.93%	1.02%
Ratio of operational expenses to average net assets excluding dividend
and interest expenses(h)(i)	0.99%	0.99%	0.99%
Ratio of net investment income to average net assets(h)(i)	(0.63)%	1.71%	2.35%
Portfolio turnover rate(e)(j)	66%	119%	89%

(a)	Inception date of the Fund was July 11, 2023.
(b)	Net investment income (loss) per share has been calculated based on average shares outstanding during the periods.
(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.
(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the periods, and may not reconcile with the aggregate gains and losses in the Consolidated Statements of Operations due to share transactions for the periods.
(e)	Not annualized for periods less than one year.
(f)	As a result of trade errors, the Fund experienced a loss totaling $22,981 for the year ended June 30, 2025, all of which was reimbursed by the Adviser (defined in Note 1). Total return would have been lower by 0.00%.
(g)	As a result of trade errors, the Fund experienced a loss totaling $14,551 for the period ended June 30, 2024, all of which was reimbursed by the Adviser (defined in Note 1). Total return would have been lower by 0.00%.
(h)	Annualized for periods less than one year.
(i)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Consolidated Schedules of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.
(j)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Financial Highlights

For a share outstanding throughout the period presented

Chesapeake Trend- Following Fixed Income ETF
Period Ended June 30, 2026(a)

PER SHARE DATA:

Net asset value, beginning of period	$20.00

INVESTMENTS OPERATIONS:
Net investment income (loss)(b)(c)	0.16
Net realized and unrealized gain (loss)(d)	(0.49)
Total from investment operations	(0.33)

Net asset value, end of period	$19.67
TOTAL RETURN(e)	(1.64)%

SUPPLEMENTAL DATA AND RATIOS:
Net assets, end of period (in thousands)	$36,886
Ratio of expenses to average net assets(f)(g)	0.95%
Ratio of dividend and interest expenses to average net assets(f)(g)	0.06%
Ratio of operational expenses to average net assets excluding dividend and interest expenses(f)(g)	0.89%
Ratio of net investment income to average net assets(f)(g)	2.24%
Portfolio turnover rate(e)(h)	2%

(a)	Inception date of the Fund was February 23, 2026.

(b)	Net investment income per share has been calculated based on average shares outstanding during the period.

(c)	Recognition of net investment income by the Fund is affected by the timing of the declaration of dividends by the underlying exchange traded funds in which the Fund invests. The ratio does not include net investment income of the exchange traded funds in which the Fund invests.

(d)	Realized and unrealized gains and losses per share in the caption are balancing amounts necessary to reconcile the change in net asset value per share for the period, and may not reconcile with the aggregate gains and losses in the Statements of Operations due to share transactions for the periods.

(e)	Not annualized for periods less than one year.

(f)	Annualized for periods less than one year.

(g)	These ratios exclude the impact of expenses of the underlying exchange traded funds as represented in the Schedules of Investments. Recognition of net investment income by the Fund is affected by the timing of the underlying exchange traded funds in which the Fund invests.

(h)	Portfolio turnover rate excludes in-kind transactions, if any.

The accompanying notes are an integral part of these financial statements.

Notes to the Financial Statements

June 30, 2026

NOTE 1 - ORGANIZATION

The Blueprint Chesapeake Multi-Asset Trend ETF (the “TFPN ETF”) and the Chesapeake Trend-Following Fixed Income ETF (the “TFFI ETF”) (each a “Fund,” and collectively, the “Funds”) are each a non-diversified series of Tidal Trust II (the “Trust”). The Trust was organized as a Delaware statutory trust on January 13, 2022 and is registered with the Securities and Exchange Commission (the “SEC”) under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company and the offering of the Funds’ shares (“Shares”) is registered under the Securities Act of 1933, as amended. The Trust is governed by its Board of Trustees (the “Board”). Tidal Investments LLC (“Tidal Investments” or the “Adviser”), a Tidal Financial Group company, serves as investment adviser to the Funds. Chesapeake Capital Corp. (“Chesapeake” or a “Sub-Adviser”) serves as investment sub-adviser to each Fund and Blueprint Fund Management, LLC (“Blueprint” or a “Sub-Adviser”) (collectively the “Sub-Advisers”), serves as investment sub-adviser to the Blueprint Chesapeake Multi-Asset Trend ETF. Chesapeake also serves as futures trading advisor to Blueprint-Chesapeake Cayman Subsidiary (the “Subsidiary”), a wholly-owned and controlled subsidiary of the Blueprint Chesapeake Multi-Asset Trend ETF, organized under the laws of the Cayman Islands as an exempted company, pursuant to a futures trading agreement among the Adviser, Chesapeake and the Subsidiary (the “Subsidiary Trading Agreement”). Each Fund is an investment company and accordingly follows the investment company accounting and reporting guidance of the Financial Accounting Standards Board (“FASB”) Accounting Standards Codification Topic 946 “Financial Services — Investment Companies.” The TFPN ETF commenced operations on July 11, 2023 and the TFFI ETF commenced operations on February 23, 2026.

The primary investment objective of each Fund is to seek to preserve capital and generate long-term capital appreciation.

NOTE 2 - SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Funds. These policies are in conformity with accounting principles generally accepted in the United States of America (“U.S. GAAP”).

Security Valuation - Equity securities, which may include Real Estate Investment Trusts (“REITs”), Business Development Companies (“BDCs”), and Master Limited Partnerships (“MLPs”), listed on a securities exchange, market or automated quotation system for which quotations are readily available (except for securities traded on The Nasdaq Stock Market, LLC (the “NASDAQ”)), including securities traded over-the-counter, are valued at the last quoted sale price on the primary exchange or market (foreign or domestic) on which they are traded on the valuation date (or at approximately 4:00 p.m. EST if a security’s primary exchange is normally open at that time), or, if there is no such reported sale on the valuation date, at the most recent quoted bid price or mean between the most recent quoted bid and ask prices for long and short positions, respectively. For a security that trades on multiple exchanges, the primary exchange will generally be considered the exchange on which the security is generally most actively traded. For securities traded on the NASDAQ, the NASDAQ Official Closing Price will be used. Prices of securities traded on the securities exchange will be obtained from recognized independent pricing agents each day that the Funds are open for business.

Options are valued at the last quoted sales price. If there is no such reported sale on the valuation date, both long and short positions are valued at the mean between the most recent quoted bid and ask prices.

Investments in money market mutual funds are valued at each underlying fund’s published net asset value (“NAV”) per share as of the valuation time. Each underlying money market fund calculates NAV using the amortized cost method (which approximates fair value) as permitted by Rule 2a-7 under the 1940 Act.

Notes to the Financial Statements

June 30, 2026

Debt securities are valued by using an evaluated mean of the bid and ask prices provided by independent pricing agents. The independent pricing agents may employ methodologies that utilize actual market transactions (if the security is actively traded), broker-dealer supplied valuations, or other methodologies designed to identify the market value for such securities. In arriving at valuations, such methodologies generally consider factors such as security prices, yields, maturities, call features, ratings and developments relating to specific securities.

Futures contracts and forward currency contacts are priced by an approved independent pricing service. Futures contracts are valued at the settlement price on the exchange on which they are principally traded. Foreign currency forward contracts are valued at the current day’s interpolated foreign exchange rate, as calculated using the current day’s spot rate, and the 30-, 60-, 90- and 180- day forward rates provided by an independent source.

Under Rule 2a-5 of the 1940 Act, a fair value will be determined for securities for which quotations are not readily available by the Valuation Designee (as defined in Rule 2a-5) in accordance with the Pricing and Valuation Policy and Fair Value Procedures, as applicable, of the Adviser, subject to oversight by the Board. When a security is “fair valued,” consideration is given to the facts and circumstances relevant to the particular situation, including a review of various factors set forth in the Adviser’s Pricing and Valuation Policy and Fair Value Procedures, as applicable. Fair value pricing is an inherently subjective process, and no single standard exists for determining fair value. Different funds could reasonably arrive at different values for the same security. The use of fair value pricing by a Fund may cause the NAV of its shares to differ significantly from the NAV that would be calculated without regard to such considerations.

As described above, the Funds utilize various methods to measure the fair value of their investments on a recurring basis. U.S. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Funds have the ability to access.

Level 2 – Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 – Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available; representing the Funds’ own assumptions about the assumptions a market participant would use in valuing the asset or liability and would be based on the best information available.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety, is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

Notes to the Financial Statements

June 30, 2026

The following is a summary of the inputs used to value each Fund's investments as of June 30, 2026:

TFPN ETF
	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$135,034,544	$–	$–	$135,034,544
Exchange Traded Funds	18,368,452	–	–	18,368,452
Investment Companies	552,805	–	–	552,805
Purchased Options	–	502,462	–	502,462
Money Market Funds	8,594,267	–	–	8,594,267
Total Investments	$162,550,068	$502,462	$–	$163,052,530
Liabilities:
Investments:
Common Stocks	(34,247,540)	–	–	(34,247,540)
Written Options	–	(762,456)	–	(762,456)
Total Investments	$(34,247,540)	$(762,456)	$–	$(35,009,996)
Assets:
Other Financial Instruments:(a)
Forward	–	583,884	–	583,884
Futures Contracts	2,158,722	–	–	2,158,722
Total Other Financial Instruments	$2,158,722	$583,884	$–	$2,742,606
Liabilities:
Other Financial Instruments:(a)
Forward	–	(1,281,375)	–	(1,281,375)
Futures Contracts	(1,761,382)	–	–	(1,761,382)
Total Other Financial Instruments	$(1,761,382)	$(1,281,375)	$–	$(3,042,757)

TFFI ETF

	Level 1	Level 2	Level 3	Total
Assets:
Investments:
Common Stocks	$470,786	$–	$–	$470,786
Exchange Traded Funds	21,080,363	–	–	21,080,363
Money Market Funds	13,284,213	–	–	13,284,213
Total Investments	$34,835,362	$–	$–	$34,835,362
Liabilities:
Investments:
Common Stocks	(100,229)	–	–	(100,229)
Total Investments	$(100,229)	$–	$–	$(100,229)
Assets:
Other Financial Instruments:(a)
Futures Contracts	291,741	–	–	291,741
Total Other Financial Instruments	$291,741	$–	$–	$291,741

Liabilities:
Other Financial Instruments:(a)
Futures Contracts	(594,449)	–	–	(594,449)
Total Other Financial Instruments	$(594,449)	$–	$–	$(594,449)

(a)     The fair value of the Fund's other financial instruments represents the net unrealized appreciation (depreciation) as of June 30, 2026.

Notes to the Financial Statements

June 30, 2026

Refer to the Schedules of Investments and Schedules of Securities Sold Short for further disaggregation of investment categories.

Derivative Instruments The Funds use futures contracts, forward currency contracts (TFPN ETF) and options contracts (TFPN ETF). The Funds may use derivatives for risk management purposes or as part of their investment strategies. Derivatives are financial contracts whose values depend on, or are derived from, the value of an underlying asset, reference rate or index. The Funds may use derivatives to earn income and enhance returns, to hedge or adjust the risk profile of its portfolio, to replace more traditional direct investments and to obtain exposure to otherwise inaccessible markets.

The Funds have provided additional disclosures below regarding derivatives and hedging activity intending to improve financial reporting of derivative instruments by enabling investors to understand how and why the Funds use derivatives, how derivatives are accounted for, and how derivative instruments affect an entity’s results of operations and financial position.

The average notional amount for open futures contracts, forward currency contracts and options contracts is based on the monthly notional amounts. The notional amount for open futures contracts and forward currency contracts represents the U.S. dollar value of the contract as of the day of opening the transaction or latest contract reset date.

Each Fund’s average net notional value of open futures contracts, forward currency contracts and options contracts outstanding during the period ended June 30, 2026 were:

Fund	Instrument	Average Notional Amount
TFPN ETF
	Purchased Options	$4,721,119
	Long Futures Contracts	256,146,553
	Long Forward Currency Contracts	124,509,734

	Written Options	4,690,298
	Short Futures Contracts	275,447,476
	Short Forward Currency Contracts	110,463,368
TFFI ETF
	Long Futures Contracts	30,872,988

	Short Futures Contracts	405,926,657

Notes to the Financial Statements

June 30, 2026

Statements of Assets and Liabilities

Fair value of derivative instruments as of June 30, 2026:

	Asset Derivatives			Liability Derivatives

	Instrument:	Consolidated Statement of Assets and Liabilities:	Fair Value	Consolidated Statement of Assets and Liabilities:	Fair Value

	Futures Contracts	Unrealized appreciation on Futures Contracts		Unrealized depreciation on Futures Contracts
	Commodities Risk		$304,161		$1,135,204
	Equities Risk		1,396,161		47,102
TFPN	Interest Rate Risk		458,400		579,076
ETF	Total Futures Contracts		$2,158,722		$1,761,382
	Forward Currency Contracts	Receivable for open forward currency contracts		Payable for open forward currency contracts
	Foreign Exchange Currencies Risk		$583,884		$1,281,375
	Purchased Options	Investments, at value	502,462
	Written Options			Written option contracts, at value	762,456
	Totals		$3,245,068		$3,805,207

	Asset Derivatives			Liability Derivatives

	Instrument:	Statement of Assets and Liabilities:	Fair Value	Statement of Assets and Liabilities:	Fair Value

TFFI ETF	Futures Contracts	Unrealized appreciation on Futures Contracts		Unrealized depreciation on Futures Contracts
	Commodities Risk		$-		$-
	Equities Risk		-		-
	Interest Rate Risk		291,741		594,449
	Total Futures Contracts		$291,741		$594,449

Notes to the Financial Statements

June 30, 2026

Statements of Operations

The effect of derivative instruments on the Statements of Operations for period ended June 30, 2026:

	Instrument:	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
	Futures Contracts	Net realized and net change in unrealized gain (loss) on futures contracts
TFPN ETF	Commodities Risk		$2,785,785	$(544,509)
	Equities Risk		463,790	1,500,145
	Interest Rate Risk		(613,984)	(413,646)
	Total Futures Contracts		$2,635,591	$541,990
	Forward Currency Contracts	Net realized and net change in unrealized gain (loss) on forward currency contracts

	Foreign Exchange Currencies Risk		$4,409,476	$(1,330,748)

	Purchased Options	Net realized and net change in unrealized gain (loss) from investments

	Equities Risk		$660,287	$(172,649)
	Written Options	Net realized and net change in unrealized gain (loss) from Written option contracts
	Equities Risk		$391,561	$(115,505)
	Totals		$8,096,915	$(1,076,902)

Notes to the Financial Statements

June 30, 2026

	Instrument:	Location of Gain (Loss) on Derivatives	Realized Gain (Loss) on Derivatives	Change in Unrealized Appreciation (Depreciation) on Derivatives
TFFI ETF

	Futures Contracts	Net realized and net change in unrealized gain (loss) on futures contracts
	Interest Rate Risk		$(409,927)	$(302,708)
	Total Futures Contracts		$(409,927)	$(302,708)

The Funds are not subject to master netting agreements; therefore, no additional disclosures regarding netting agreements are required.

Futures Contracts - The Funds may purchase or sell futures contracts to gain long or short exposure to equities, fixed income, currencies, and commodities. The purchase or sale of futures contracts may be more efficient or cost-effective than buying or selling the underlying securities or assets. A futures contract is an agreement that obligates the buyer to buy and the seller to sell a specified quantity of an underlying asset (or settle for cash the value of a contract based on an underlying asset, rate, or index) at a specific price on the contract maturity date. Upon entering into a futures contract, the Funds are required to pledge to the counterparty an amount of cash, U.S. government securities or other high-quality debt securities equal to the minimum “initial margin” requirements of the exchange or the broker. Thereafter, a “variation margin” amount may be required to be paid by the Funds or received by the Funds in accordance with margin controls set for such accounts, depending upon changes in the marked-to market value of the futures contract. London Metal Exchange futures contracts settle on their respective maturity date, and do not have daily cash movements like other futures contracts. The account is marked-to market daily and the variation margin is monitored by the Adviser and U.S. Bank N.A. (the “Custodian”) on a daily basis. When the contract is closed, each Fund records a gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. The Funds will cover their current obligations under futures contracts by the segregation of liquid assets or by entering into offsetting transactions or owning positions covering their obligations. The Funds' use of futures contracts may involve risks that are different from, or possibly greater than, the risk associated with investing directly in securities or other more traditional instruments. These risks include the risk that the value of the futures contracts may not correlate perfectly, or at all, with the value of the assets, reference rates, or indices that they are designed to track. Other risks include: an illiquid secondary market for a particular instrument and possible exchange-imposed price fluctuation limits, either of which may make it difficult or impossible to close out a position when desired; the risk that adverse price movements in an instrument can result in a loss substantially greater than a Fund’s initial investment in that instrument (in some cases, the potential loss is unlimited); and the risk that a counterparty will not perform its obligations. The Funds had futures contracts activity during the period ended June 30, 2026. Realized and unrealized gains and losses are included in the Statements of Operations. The futures contracts held by the Funds are exchange-traded with StoneX Financial, Inc. acting as the futures commission merchant.

Notes to the Financial Statements

June 30, 2026

Derivatives Transactions - Pursuant to Rule 18f-4 under the 1940 Act, the SEC imposes limits on the amount of derivatives a fund can enter into, eliminates the asset segregation and cover framework arising from prior SEC guidance for covering derivatives and certain financial instruments currently used by funds to comply with Section 18 of the 1940 Act and treats derivatives as senior securities. Under Rule 18f-4, a fund’s derivatives exposure is limited through a value-at-risk test. Funds whose use of derivatives is more than a limited specified exposure amount are required to establish and maintain a comprehensive derivatives risk management program, subject to oversight by a fund’s board of trustees, and appoint a derivatives risk manager. The Funds have implemented a Rule 18f-4 Derivative Risk Management Program that complies with Rule 18f-4.

Deposits at Brokers - Deposits at brokers for futures contracts, forward currency contracts, and securities sold short represents amounts that are held by third parties under certain of the Funds’ derivative transactions. Such cash is excluded from cash and equivalents in the Statements of Assets and Liabilities. Cash and cash equivalents and deposits at broker are subject to credit risk to the extent those balances exceed applicable Securities Investor Protection Corporation ("SIPC") or Federal Deposit Insurance Corporation ("FDIC") limitations.

Forward Currency Contracts - The Funds may purchase forward currency contracts. A forward currency contract is a negotiated agreement between the contracting parties to exchange a specified amount of currency at a specified future time at a specified rate (e.g., 30-, 60-, or 90- days). The rate can be higher or lower than the spot rate between the currencies that are the subject of the contract. The Blueprint Chesapeake Multi-Asset Trend ETF had forward currency contracts activity during the period ended June 30, 2026. Realized and unrealized gains and losses are included in the Statements of Operations.

Options Contracts - As the buyer of a call option, each Fund has a right to buy the underlying reference instrument (e.g., a currency or security) at the exercise price at any time during the option period (for American style options). Each Fund may enter into closing sale transactions with respect to call options, exercise them, or permit them to expire. For example, a Fund may buy call options on underlying reference instruments that it intends to buy with the goal of limiting the risk of a substantial increase in their market price before the purchase is effected. Unless the price of the underlying reference instrument changes sufficiently, a call option purchased by a Fund may expire without any value to the Fund, in which case such Fund would experience a loss to the extent of the premium paid for the option plus related transaction costs.

As the buyer of a put option, each Fund has the right to sell the underlying reference instrument at the exercise price at any time during the option period (for American style options). Like a call option, each Fund may enter into closing sale transactions with respect to put options, exercise them or permit them to expire. A Fund may buy a put option on an underlying reference instrument owned by the Fund (a protective put) as a hedging technique in an attempt to protect against an anticipated decline in the market value of the underlying reference instrument. Such hedge protection is provided only during the life of the put option when a Fund, as the buyer of the put option, is able to sell the underlying reference instrument at the put exercise price, regardless of any decline in the underlying instrument’s market price. Each Fund may also seek to offset a decline in the value of the underlying reference instrument through appreciation in the value of the put option. Put options may also be purchased with the intent of protecting unrealized appreciation of an instrument when the Sub-Adviser deems it desirable to continue to hold the instrument because of tax or other considerations. The premium paid for the put option and any transaction costs would reduce any short-term capital gain that may be available for distribution when the instrument is eventually sold. Buying put options at a time when the buyer does not own the underlying reference instrument allows the buyer to benefit from a decline in the market price of the underlying reference instrument, which generally increases the value of the put option.

If a put option was not terminated in a closing sale transaction when it has remaining value, and if the market price of the underlying reference instrument remains equal to or greater than the exercise price during the life of the put option, the buyer would not make any gain upon exercise of the option and would experience a loss to the extent of the premium paid for the option plus related transaction costs. In order for the purchase of a put option to be profitable, the market price of the underlying reference instrument must decline sufficiently below the exercise price to cover the premium and transaction costs.

Notes to the Financial Statements

June 30, 2026

Writing options may permit the writer to generate additional income in the form of the premium received for writing the option. The writer of an option may have no control over when the underlying reference instruments must be sold (in the case of a call option) or purchased (in the case of a put option) because the writer may be notified of exercise at any time prior to the expiration of the option (for American style options). In general, though, options are infrequently exercised prior to expiration. Whether or not an option expires unexercised, the writer retains the amount of the premium. Writing “covered” call options means that the writer owns the underlying reference instrument that is subject to the call option. Call options may also be written on reference instruments that the writer does not own.

If a Fund writes a covered call option, any underlying reference instruments that are held by the Fund and are subject to the call option will be earmarked on the books of such Fund as segregated to satisfy its obligations under the option. A Fund will be unable to sell the underlying reference instruments that are subject to the written call option until it either effects a closing transaction with respect to the written call, or otherwise satisfies the conditions for release of the underlying reference instruments from segregation. As the writer of a covered call option, a Fund gives up the potential for capital appreciation above the exercise price of the option should the underlying reference instrument rise in value. If the value of the underlying reference instrument rises above the exercise price of the call option, the reference instrument will likely be “called away,” requiring a Fund to sell the underlying instrument at the exercise price. In that case, the Fund will sell the underlying reference instrument to the option buyer for less than its market value, and such Fund will experience a loss (which will be offset by the premium received by the Fund as the writer of such option). If a call option expires unexercised, the Fund will realize a gain in the amount of the premium received. If the market price of the underlying reference instrument decreases, the call option will not be exercised and the Fund will be able to use the amount of the premium received to hedge against the loss in value of the underlying reference instrument. The exercise price of a call option will be chosen based upon the expected price movement of the underlying reference instrument. The exercise price of a call option may be below, equal to (at-the-money), or above the current value of the underlying reference instrument at the time the option is written.

As the writer of a put option, each Fund has a risk of loss should the underlying reference instrument decline in value. If the value of the underlying reference instrument declines below the exercise price of the put option and the put option is exercised, the Funds, as the writer of the put option, will be required to buy the instrument at the exercise price, which will exceed the market value of the underlying reference instrument at that time. Each Fund will incur a loss to the extent that the current market value of the underlying reference instrument is less than the exercise price of the put option. However, the loss will be offset in part by the premium received from the buyer of the put option. If a put option written by the Funds expires unexercised, such Funds will realize a gain in the amount of the premium received.

By virtue of each Fund’s investments in option contracts, equity ETFs and equity indices, the Funds are exposed to common stocks indirectly which subjects the Funds to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Funds invest.

Notes to the Financial Statements

June 30, 2026

Basis for Consolidation for the Fund - The TFPN ETF may invest up to 25% of its total assets in the Subsidiary. The Subsidiary will generally invest in futures contracts that do not generate “qualifying income” under the source of income test required to qualify as a RIC under Subchapter M of the Internal Revenue Code of 1986, as amended (the “Code”). Unlike the Fund, the Subsidiary may invest without limitation in futures contracts and other derivative instruments; however, the Subsidiary will comply with the same 1940 Act requirements that are applicable to the Fund’s transactions in derivatives. In addition, the Subsidiary will be subject to the same fundamental investment restrictions and will follow the same compliance policies and procedures as the Fund. Unlike the Fund, the Subsidiary will not seek to qualify as a RIC under the Code. The Fund is the sole investor in the Subsidiary and does not expect the shares of the Subsidiary to be offered or sold to other investors. All inter-company accounts and transactions have been eliminated in the consolidation of the Fund and its Subsidiary. The financial statements of the Subsidiary are consolidated with the Fund’s financial statements. The Fund had $3,635,684, or 2.1% of its net assets invested in the Subsidiary as of June 30, 2026.

Federal Income Taxes - Each Fund has elected to be taxed as a regulated investment company (“RIC”) and intends to distribute substantially all taxable income to its shareholders and otherwise comply with the provisions of the Internal Revenue Code applicable to RICs. Therefore, no provision for federal income taxes or excise taxes has been made.

In order to avoid imposition of the excise tax applicable to RICs, the Funds intend to declare as dividends in each calendar year at least 98% of their net investment income (earned during the calendar year) and at least 98.2% of their net realized capital gains (earned during the twelve months ended October 31) plus undistributed amounts, if any, from prior years. As a RIC, each Fund is subject to a 4% excise tax that is imposed if a Fund does not distribute by the end of any calendar year at least the sum of (i) 98% of its ordinary income (not taking into account any capital gain or loss) for the calendar year and (ii) 98.2% of its capital gain in excess of its capital loss (adjusted for certain ordinary losses) for a one-year period generally ending on October 31 of the calendar year (unless an election is made to use the Funds' fiscal year). The Funds generally intend to distribute income and capital gains in the manner necessary to minimize (but not necessarily eliminate) the imposition of such excise tax. The Funds may retain income or capital gains and pay excise tax when it is determined that doing so is in the best interest of shareholders. Management evaluates the costs of the excise tax relative to the benefits of retaining income and capital gains, including that such undistributed amounts (net of the excise tax paid) remain available for investment by the Funds and are available to supplement future distributions. Tax expense is disclosed in the Statements of Operations, if applicable.

As of June 30, 2026, the Funds did not have any tax positions that did not meet the threshold of being sustained by the applicable tax authority. Generally, tax authorities can examine all the tax returns filed for the last three years. The Funds identify their major tax jurisdiction as U.S. Federal and the Commonwealth of Delaware; however, the Funds are not aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will change materially. The Funds recognize interest and penalties, if any, related to unrecognized tax benefits on uncertain tax positions as income tax expense in the Statements of Operations. The Subsidiary is an exempted Cayman investment company and as such is not subject to Cayman Island taxes at the present time. For U.S. income tax purposes, the Subsidiary is a controlled foreign corporation not subject to U.S. income taxes. As a wholly-owned controlled foreign corporation, the Subsidiary’s net income and capital gains, if any, will be included each year in the Fund’s investment company taxable income.

Securities Transactions and Investment Income - Investment securities transactions are accounted for on the trade date. Gains and losses realized on sales of securities are determined on a specific identification basis. Discounts/premiums on debt securities purchased are accreted/amortized over the life of the respective securities using the effective interest method. Dividend income and expense is recorded on the ex- dividend date. Dividends received from REITs generally are comprised of ordinary income, capital gains, and may include return of capital. Interest income and expense is recorded on an accrual basis. Other non-cash dividends are recognized as investment income at the fair value of the property received. Withholding taxes on foreign dividends have been provided for in accordance with the Funds' understanding of the applicable country’s tax rules and rates.

Notes to the Financial Statements

June 30, 2026

Foreign Currency - Investment securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at the date of valuation. Purchases and sales of investment securities and income and expense items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions.

The Funds do not isolate that portion of the results of operations resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of securities held. Such fluctuations are included with the net realized and unrealized gain or loss from investments.

The Funds report net realized foreign exchange gains or losses that arise from sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Funds' books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign exchange gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at period end, resulting from changes in exchange rates.

Short Sales - Each Fund may make short sales as part of its overall portfolio management strategies or to offset a potential decline in value of a security. A short sale involves the sale of a security that is borrowed from a broker or other institution to complete the sale. The Funds may engage in short sales with respect to securities it owns, as well as securities that it does not own. Short sales expose the Funds to the risk that it will be required to acquire, convert or exchange securities to replace the borrowed security (also known as “covering” the short position) at a time when the security sold short has appreciated in value, thus resulting in a loss to the Funds. The Funds' investment performance may also suffer if the Funds are required to close out a short position earlier than it had intended. Each Fund must segregate assets determined to be liquid in accordance with procedures established by the Board, or otherwise cover its positions in a permissible manner. The Funds will be required to pledge their liquid assets to the broker to secure its performance on short sales. As a result, the assets pledged may not be available to meet the Funds' need for immediate cash or other liquidity. In addition, the Funds may be subject to expenses related to short sales that are not typically associated with investing in securities directly, such as costs of borrowing and margin account maintenance costs associated with each Fund’s open short positions. These types of short sales expenses are sometimes referred to as the “negative cost of carry,” and will tend to cause the Funds to lose money on a short sale even in instances where the price of the security sold short does not change over the duration of the short sale. Dividend expenses on securities sold short will be borne by the shareholders of each Fund.

Distributions to Shareholders - Distributions to shareholders from net investment income, if any, for the Funds are declared and paid annually. Distributions to shareholders from net realized gains on securities, if any, for the Funds normally are declared and paid at least annually. Distributions are recorded on the ex-dividend date.

Use of Estimates - The preparation of financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Share Valuation - The NAV per Share of each Fund is calculated by dividing the sum of the value of the securities held by the Fund, plus cash or other assets, minus all liabilities by the total number of Shares outstanding for each Fund, rounded to the nearest cent. Fund Shares will not be priced on the days on which the NYSE Arca, Inc. (“NYSE”) and The NASDAQ is closed for trading.

Notes to the Financial Statements

June 30, 2026

Guarantees and Indemnifications - In the normal course of business, the Funds enter into contracts with service providers that contain general indemnification clauses. The Funds' maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Funds that have not yet occurred. However, based on experience, the Funds expect the risk of loss to be remote.

Illiquid Securities - Pursuant to Rule 22e-4 under the 1940 Act, the Funds have adopted a Board-approved Liquidity Risk Management Program (the “Program”) that requires, among other things, that each Fund limit its illiquid investments that are assets to no more than 15% of the value of the Fund’s net assets. An illiquid investment is any security that a Fund reasonably expects cannot be sold or disposed of in current market conditions in seven calendar days or less without the sale or disposition significantly changing the market value of the investment. If a Fund should be in a position where the value of illiquid investments held by a Fund exceeds 15% of the Fund’s net assets, the Fund will take such steps as set forth in the Program.

Reclassification of Capital Accounts. U.S. GAAP requires that certain components of net assets relating to permanent differences be reclassified between financial and tax reporting. These reclassifications have no effect on net assets or NAV per Share. These differences are primarily due to adjustments for Subsidiary income. For the period ended June 30, 2026, the following adjustments were made:

Fund	Paid-In Capital	Total distributable earnings/(accumulated losses)
Blueprint Chesapeake Multi-Asset	$670,432	$(670,432)
Trend ETF
Chesapeake Trend-Following	$0	$0
Fixed Income ETF

NOTE 3 - PRINCIPAL INVESTMENT RISKS

Commodities Risk (TFPN ETF Only). Exposure to the commodities markets may subject the Fund to greater volatility than investments in traditional securities. The value of commodity-linked derivative investments may be affected by changes in overall market movements, commodity index volatility, changes in interest rates, or factors affecting a particular industry or commodity, such as drought, floods, weather, embargoes, tariffs and international economic, political and regulatory developments. Exposure to the commodities markets through investments in commodities (or indirectly via derivative instruments) may subject the Fund to greater volatility than investments in traditional securities. Significant changes in the value of commodities may lead to volatility in the Fund’s NAV and market price.

•	Energy Commodities Risk. The prices of energy commodities are subject to national and global political events such as governmental regulation and intervention, price controls, and restrictions on production levels. Energy commodities have had significant price swings in recent years. Markets for various energy-related commodities can have significant volatility, and are subject to control or manipulation by large producers or purchasers.

•	Precious Metal Commodities Risk. The prices of precious metals may be influenced by macroeconomic conditions, including confidence in the global monetary system and the relative strength of various currencies, as well as demand in the industrial and jewelry sectors. Political events also influence the prices of precious metals. Prices are influenced by supplies of precious metals, which may be affected by sales by central banks and governmental agencies that hold large amounts of these metals, particularly gold.

Notes to the Financial Statements

June 30, 2026

•	Industrial Metal Commodities Risk. The prices of commodities comprising the industrial metals are subject to a number of factors that can cause price fluctuations, including changes in the level of industrial activity; disruptions in mining, storing, and refining the metals; adjustments to inventory; variations in production costs; and regulatory compliance costs.

•	Grains Commodities Risk. The commodities comprising the grains are subject to a number of factors that can cause price fluctuations, including weather conditions, changes in government policies and trade agreements, planting decisions, and changes in demand.

Counterparty Risk. Counterparty risk is the likelihood or probability that a party involved in a transaction might default on its contractual obligation. Where the Funds enter into derivative contracts that are exchange -traded, the Funds are subject to the counterparty risk associated with the Funds’ clearing brokers or clearinghouses. Relying on a counterparty exposes the Funds to the risk that a counterparty will not settle a transaction in accordance with its terms and conditions because of a dispute over the terms of the contract (whether or not bona fide) or because of a credit or liquidity problem, thus causing the Funds to suffer a loss. If a counterparty defaults on its payment obligations to the Funds, this default will cause the value of an investment in the Funds to decrease. In addition, to the extent the Funds deal with a limited number of counterparties, they will be more susceptible to the credit risks associated with those counterparties.

Equity Market Risk (TFPN ETF Only). By virtue of the Fund’s investments in equity securities, the Fund is exposed to common stocks which subjects the Fund to equity market risk. Common stocks are generally exposed to greater risk than other types of securities, such as preferred stock and debt obligations, because common stockholders generally have inferior rights to receive payment from specific issuers. Equity securities may experience sudden, unpredictable drops in value or long periods of decline in value. This may occur because of factors that affect securities markets generally or factors affecting specific issuers, industries, or sectors in which the Fund invests.

Fixed Income Risk (TFFI ETF Only). The prices of fixed-income securities respond to economic developments, particularly interest rate changes, as well as to changes in an issuer’s credit rating or market perceptions about the creditworthiness of an issuer. Generally fixed-income securities decrease in value if interest rates rise and increase in value if interest rates fall, and longer-term and lower-rated securities are more volatile than shorter-term and higher-rated securities.

Strategy Implementation Risk (TFFI ETF Only). The performance of the Fund’s strategy depends primarily on the ability of the Sub-Adviser to react to price movements in the fixed-income markets and underlying derivative instruments. Such price movements may be volatile and may be influenced by the following, among other things; changes in interest rates; governmental, agricultural, trade, fiscal, monetary and exchange control programs and policies; weather and climate conditions; natural disasters, such as hurricanes; changing supply and demand relationships; changes in balances of payments and trade; U.S. and international rates of inflation and deflation; currency devaluations and revaluations; U.S. and international political and economic events; and changes in the philosophies and emotions of various market participants.

NOTE 4 - COMMITMENTS AND OTHER RELATED PARTY TRANSACTIONS

The Adviser serves as investment adviser to the Funds pursuant to an investment advisory agreement between the Adviser and the Trust, on behalf of the Funds (the “Advisory Agreement”), and, pursuant to the Advisory Agreement, provides investment advice to the Funds and oversees the day-to -day operations of the Funds, subject to the direction and oversight of the Board. The Adviser is also responsible for trading portfolio securities for the Funds, including selecting broker-dealers to execute purchase and sale transactions. The Adviser provides oversight of the Sub-Advisers and review of the Sub-Advisers’ performance.

Notes to the Financial Statements

June 30, 2026

Pursuant to the Advisory Agreement, each Fund pays the Adviser a unitary management fee (the “Investment Advisory Fee”) based on the average daily net assets of each Fund as follows:

Fund	Investment Advisory Fee
Blueprint Chesapeake Multi-Asset Trend ETF	0.99%
Chesapeake Trend-Following Fixed Income ETF	0.89%

Out of the Investment Advisory Fees, the Adviser is obligated to pay or arrange for the payment of substantially all expenses of the Funds, including the cost of sub-advisory, transfer agency, custody, fund administration, and all other related services necessary for the Funds to operate. Under the Advisory Agreement, the Adviser has agreed to pay, or require the Sub-Adviser to pay, all expenses incurred by the Funds except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, extraordinary expenses, distribution fees and expenses paid by the Funds under any distribution plan adopted pursuant to Rule 12b-1 under the 1940 Act (collectively, “Excluded Expenses”) and the Investment Advisory Fees payable to the Adviser. The Investment Advisory Fees incurred are paid monthly to the Adviser. Investment Advisory Fees for the period ended June 30, 2026 are disclosed in the Statements of Operations.

The Sub-Advisers serve as investment sub-adviser to the Funds, pursuant to a sub-advisory agreement between the Adviser and the Sub-Advisers with respect to the Funds (the “Sub-Advisory Agreements”). Pursuant to the Sub-Advisory Agreements, the Sub-Advisers are responsible for the day- to-day management of the applicable Fund's portfolio, including determining the securities purchased and sold by each Fund, subject to the supervision of the Adviser and the Board. The Sub-Advisers are paid a fee by the Adviser, which is calculated daily and paid monthly, at an annual rate of 0.04% of each Fund's average daily net assets (the “Sub-Advisory Fee”). The Sub-Advisers have agreed to assume all or a portion of the Adviser’s obligation to pay all expenses incurred by the Funds, except for the Excluded Expenses. For assuming the payment obligation for a portion of each Fund’s expenses, the Adviser has agreed to pay to the Sub-Advisers the profits, if any, generated by the Funds' Investment Advisory Fees, less a contractual fee retained by the Adviser. Expenses incurred by the Funds and paid by the Sub-Advisers include fees charged by Tidal (defined below), which is an affiliate of the Adviser.

Pursuant to the Subsidiary Trading Agreement, Chesapeake serves as the Futures Trading Advisor to the Subsidiary and is also responsible for the day-to-day management of the Subsidiary’s commodities portfolio, and the Fund’s equity portfolio, including making recommendations about investments to be purchased and sold by the Fund and the Subsidiary, subject to the supervision of the Adviser and the Board. Chesapeake is not paid an additional fee under the Subsidiary Trading Agreement.

Tidal ETF Services LLC (“Tidal”), a Tidal Financial Group company and an affiliate of the Adviser, serves as the Funds' administrator and, in that capacity, performs various administrative and management services for the Funds. Tidal coordinates the payment of Fund-related expenses and manages the Trust’s relationships with its various service providers. As compensation for the services it provides, Tidal receives a fee based on each Fund’s average daily net assets, subject to a minimum annual fee. Tidal also is entitled to certain out-of-pocket expenses for the services mentioned above.

Notes to the Financial Statements

June 30, 2026

U.S. Bancorp Fund Services, LLC, doing business as U.S. Bank Global Fund Services (“Fund Services”), serves as the Funds' fund accountant and transfer agent. In those capacities, Fund Services performs various accounting and transfer agency services for the Funds. U.S. Bank N.A. (the “Custodian”), an affiliate of Fund Services, serves as the Funds' custodian. Prior to April 1, 2026, Fund Services also served as the Funds' sub-administrator.

Foreside Fund Services, LLC (the “Distributor”) acts as the Funds' principal underwriter in a continuous public offering of each Fund’s Shares.

Certain officers and a trustee of the Trust are affiliated with the Adviser. Neither the affiliated trustee nor the Trust’s officers receive compensation from the Funds.

The Board has adopted a Distribution (Rule 12b-1) Plan (the “Plan”) pursuant to Rule 12b-1 under the 1940 Act. In accordance with the Plan, the Funds are authorized to pay an amount up to 0.25% of their average daily net assets each year to pay distribution fees for the sale and distribution of its Shares. No Rule 12b-1 fees are currently paid by the Funds, and there are no plans to impose these fees. However, in the event Rule 12b-1 fees are charged in the future, because the fees are paid out each Fund’s assets on an ongoing basis, over time these fees will increase the cost of your investment and may cost you more than certain other types of sales charges.

NOTE 5 - SEGMENT REPORTING

In accordance with the FASB Accounting Standards Update 2023-07, Segment Reporting (Topic 280): Improvements to Reportable Segment Disclosures (“ASU 2023-07”), each Fund has evaluated their business activities and determined that they each operate as a single reportable segment.

Each Fund's investment activities are managed by the Principal Financial Officer, who serves as the Chief Operating Decision Maker. The Principal Financial Officer is responsible for assessing each Fund’s financial performance and allocating resources. In making these assessments, the Principal Financial Officer evaluates each Fund’s financial results on an aggregated basis, rather than by separate segments. As such, the Funds do not allocate operating expenses or assets to multiple segments, and accordingly, no additional segment disclosures are required.

The Funds primarily generate income through dividends, interest, and realized/unrealized gains on their investment portfolios. Expenses incurred, including management fees, Fund operating expenses, and transaction costs, are considered general Fund-level expenses and are not allocated to specific segments or business lines.

Management has determined that the Funds do not meet the criteria for disaggregated segment reporting under ASU 2023-07 and will continue to evaluate its reporting requirements in accordance with applicable accounting standards.

NOTE 6 - PURCHASES AND SALES OF SECURITIES

For the period ended June 30, 2026, the cost of purchases and proceeds from the sales or maturities of securities, excluding options, short-term investments, securities sold short, securities covered, U.S. government securities, in-kind transactions and purchases and sales of the Subsidiary (TFPN ETF only) were:

Fund	Purchases	Sales
TFPN ETF	$106,113,828	$79,755,419
TFFI ETF	21,676,686	256,668

Notes to the Financial Statements

June 30, 2026

For the period ended June 30, 2026, there were no purchases or sales of long-term U.S. government securities.

For the period ended June 30, 2026, there were no in-kind transactions associated with creations and redemptions for the Funds.

NOTE 7 - INCOME TAXES AND DISTRIBUTIONS TO SHAREHOLDERS

The tax character of distributions paid during the period ended June 30, 2026 and the prior fiscal year ended June 30, 2025 were as follows:

Distributions paid from:	June 30, 2026	June 30, 2025
Blueprint Chesapeake Multi-Asset Trend ETF
Ordinary Income	$–	$1,337,360

Chesapeake Trend-Following Fixed Income ETF
	$–	$–

As of the fiscal period ended June 30, 2026, the components of distributable earnings/(accumulated losses) on a tax basis were as follows:

	Blueprint Chesapeake Multi-Asset Trend ETF	Chesapeake Trend-Following Fixed Income ETF
Cost of investments(a)	$114,956,289	$34,676,325
Gross tax unrealized appreciation	53,030,458	395,520
Gross tax unrealized depreciation	(4,934,218)	(236,483)
Net tax unrealized appreciation (depreciation)	48,096,240	159,037
Undistributed ordinary income (loss)	2,873,642	283,648
Undistributed long-term capital gain (loss)	–	–
Other accumulated gain (loss)	(18,289,848)	(785,917)
Total distributable earnings/(accumulated losses)	$32,680,034	$(343,232)

(a)	Investments, at cost includes long & short investments, futures, and forwards. The difference between book and tax-basis cost of investments was attributable primarily to the treatment of wash sales and mark-to-market adjustments related to passive foreign investment companies (“PFICs”).

Notes to the Financial Statements

June 30, 2026

Net capital losses incurred after October 31 (post-October losses) and net investment losses incurred after December 31 (late-year losses), and within the taxable year, may be elected to be deferred to the first business day of each Fund’s next taxable year. As of the fiscal period ended June 30, 2026, the Funds had not elected to defer any post-October or late-year losses.

As of June 30, 2026, the Funds had long-term and short-term capital loss carryovers of the following, which do not expire:

Fund	Short-Term	Long-Term
Blueprint Chesapeake Multi-Asset Trend ETF	$(22,772,796)	$–
Chesapeake Trend-Following Fixed Income ETF	(223,243)	(325,588)

During the fiscal year ended June 30, 2026, the TFPN ETF utilized short-term and long-term capital loss carryforwards of $613,487 and $1,943,438, respectively.

NOTE 8 - SHARES TRANSACTIONS

Shares of the Funds are listed and traded on the NYSE Arca, Inc. Market prices for the Shares may be different from their NAV. The Funds issue and redeem shares on a continuous basis at NAV, generally in large blocks of Shares, called Creation Units. Creation Units are issued and redeemed principally in-kind for securities included in a specified universe. Once created, Shares generally trade in the secondary market at market prices that change throughout the day. Except when aggregated in Creation Units, Shares are not redeemable securities of the Funds. Creation Units may only be purchased or redeemed by Authorized Participants. An Authorized Participant is either (i) a broker-dealer or other participant in the clearing process through the Continuous Net Settlement System of the National Securities Clearing Corporation or (ii) a Depository Trust Company participant and, in each case, must have executed a Participant Agreement with the Distributor. Most retail investors do not qualify as Authorized Participants nor have the resources to buy and sell whole Creation Units. Therefore, they are unable to purchase or redeem the Shares directly from the Funds. Rather, most retail investors may purchase Shares in the secondary market with the assistance of a broker and are subject to customary brokerage commissions or fees.

Each Fund currently offers one class of Shares, which have no front-end sales load, no deferred sales charge, and no redemption fee. A fixed transaction fee is imposed for the transfer and other transaction costs associated with the purchase or sale of Creation Units. The standard fixed transaction fee for is $300 for the Chesapeake Trend-Following Fixed Income ETF and $500 for the Blueprint Chesapeake Multi-Asset Trend ETF, payable to the Custodian. The fixed transaction fee may be waived on certain orders if the Funds’ Custodian has determined to waive some or all of the costs associated with the order or another party, such as the Adviser, has agreed to pay such fee. In addition, a variable fee may be charged on all cash transactions or substitutes for Creation Units and Redemption Units of up to a maximum of 2% of the value of the Creation Units and Redemption Units subject to the transaction. Variable fees are imposed to compensate the Funds for transaction costs associated with the cash transactions. Variable fees received by the Funds, if any, are disclosed in the capital shares transactions section of the Statements of Changes in Net Assets. The Funds may issue an unlimited number of Shares of beneficial interest, with no par value. All Shares of the Funds have equal rights and privileges.

Notes to the Financial Statements

June 30, 2026

NOTE 9 - RECENT MARKET EVENTS

U.S. and international markets have experienced and may continue to experience significant periods of volatility in recent years and months due to a number of economic, political and global macro factors including uncertainty regarding inflation and central banks’ interest rate changes, the possibility of a national or global recession, trade tensions and tariffs, political events, armed conflict, war, and geopolitical conflict. These developments, as well as other events, could result in further market volatility and negatively affect financial asset prices, the liquidity of certain securities and the normal operations of securities exchanges and other markets, despite government efforts to address market disruptions. As a result, the risk environment remains elevated.

The Adviser and Sub-Advisers will monitor developments and seek to manage the Funds in a manner consistent with achieving each Fund's investment objective, but there can be no assurance that they will be successful in doing so.

NOTE 10 - SUBSEQUENT EVENTS

Subsequent to the fiscal year end, the TFPN ETF discontinued the use of short sales and transitioned to the use of derivative instruments to obtain certain investment exposures. As a result of this change in investment strategy, the Fund revised the calculation of Other Expenses presented in the Fund’s prospectus to reflect the expenses expected to be incurred under its current investment strategy. In particular, expenses associated with short sales, including dividend expense on securities sold short and/or stock borrow fees, are no longer expected to be incurred by the Fund and, accordingly, are no longer reflected in the calculation of Other Expenses. The revised Other Expenses became effective on July 17, 2026.

REPORT OF INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

To the Shareholders of Blueprint Chesapeake Multi-Asset Trend ETF and Chesapeake Trend-Following Fixed Income ETF and Board of Trustees of Tidal Trust II

Opinion on the Financial Statements

We have audited the accompanying statements of assets and liabilities, including the schedules of investments, securities sold short, futures contracts, forward currency contracts, and written options contracts (as applicable), of the funds listed below (the “Funds”), each a series of Tidal Trust II, as of June 30, 2026, the related statements of operations, statements of changes in net assets, and the financial highlights for each of the periods indicated below, and the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the Funds as of June 30, 2026, the results of their operations, the changes in net assets, and the financial highlights for each of the periods indicated below in conformity with accounting principles generally accepted in the United States of America.

Fund Name	Statements of Operations	Statements of Changes in Net Assets	Financial Highlights
Blueprint Chesapeake Multi-Asset Trend ETF*	For the year ended June 30, 2026	For the years ended June 30, 2026 and 2025	For the years ended June 30, 2026 and 2025, and for the period from July 11, 2023 (commencement of operations) through June 30, 2024
Chesapeake Trend-Following Fixed Income ETF	For the period from February 23, 2026 (commencement of operations) through June 30, 2026

* The financial statements referred to throughout are consolidated.

Basis for Opinion

These financial statements are the responsibility of the Funds’ management. Our responsibility is to express an opinion on the Funds’ financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (“PCAOB”) and are required to be independent with respect to the Funds in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned as of June 30, 2026, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

We have served as the auditor of one or more Tidal Investments LLC investment companies since 2020.

COHEN & COMPANY, LTD.

Philadelphia, Pennsylvania

August 28, 2026

Other Non-Audited Information	Chesapeake ETFs

QUALIFIED DIVIDEND INCOME/DIVIDENDS RECEIVED DEDUCTION

For the periods ended June 30, 2026, certain dividends paid by the Fund may be subject to a maximum tax rate of 23.8%, as provided for by the Jobs and Growth Tax Relief Reconciliation Act of 2003 and the Tax Cuts and Jobs Act of 2017. The percentage of dividends declared from ordinary income designated as qualified dividend income was as follows:

Blueprint Chesapeake Multi-Asset Trend ETF	0.00%
Chesapeake Trend-Following Fixed Income ETF	0.00%

For corporate shareholders, the percent of ordinary income distributions qualifying for the corporate dividends received deduction for the periods ended June 30, 2026, was as follows:

Blueprint Chesapeake Multi-Asset Trend ETF	0.00%
Chesapeake Trend-Following Fixed Income ETF	0.00%

The percentage of taxable ordinary income distributions that are designated as short-term capital gain distributions under Internal Revenue Section 871(k)(2)(c) for the periods ended June 30, 2026, was as follows:

Blueprint Chesapeake Multi-Asset Trend ETF	0.00%
Chesapeake Trend-Following Fixed Income ETF	0.00%

(b)	Financial Highlights are included within the financial statements filed under Item 7(a) of this Form.

Item 8. Changes in and Disagreements with Accountants for Open-End Investment Companies.

There have been no changes in or disagreements with the Funds’ accountants.

Item 9. Proxy Disclosure for Open-End Investment Companies.

There were no matters submitted to a vote of shareholders during the period covered by the report.

Item 10. Remuneration Paid to Directors, Officers, and Others of Open-End Investment Companies.

See Item 7(a). Under the Investment Advisory Agreement, in exchange for a single unitary management fee from each Fund, the Adviser has agreed to pay all expenses incurred by the Funds, including Trustee compensation, except for certain excluded expenses.

Item 11. Statement Regarding Basis for Approval of Investment Advisory Contract.

APPROVAL OF ADVISORY AGREEMENTS AND BOARD CONSIDERATIONS

Pursuant to Section 15(c) of the Investment Company Act of 1940 (the “1940 Act”), at a meeting held on January 14, 2026, the Board of Trustees (the “Board”) of Tidal Trust II (the “Trust”) considered the approval of:

●	the Investment Sub-Advisory Agreement (the “Sub-Advisory Agreement” and together with the Advisory Agreement, the “Agreements”) between the Adviser, Chesapeake Capital Corporation on behalf of the TFFI ETF.
●	the Investment Advisory Agreement (an “Advisory Agreement”) between Tidal Investments LLC (the “Adviser”) and the Trust, on behalf of the Chesapeake Trend Following Fixed Income ETF (“TFFI ETF”);

Pursuant to Section 15 of the 1940 Act, the Agreements must be approved by the vote of a majority of the Trustees who are not parties to the Agreements or “interested persons” of any party thereto, as defined in the 1940 Act (the “Independent Trustees”), cast in person at a meeting called for the purpose of voting on such approval.  It was noted that in accordance with the SEC’s temporary exemptive relief for in-person approvals, these approvals shall be ratified at the next in-person Board meeting. In preparation for such meeting, the Board requested and reviewed a wide variety of information from the Adviser.

In reaching its decision, the Board, including the Independent Trustees, considered all factors it believed relevant, including: (i) the nature, extent and quality of the services to be provided to the Fund’s shareholders by the Adviser (and the Sub-Adviser); (ii) the costs of the services to be provided and the profits to be realized by the Adviser from services to be provided to the Fund (and the Sub-Adviser), including any fall-out benefits; (iv) comparative fee and expense data for the Fund in relation to other investment companies with similar investment objectives; (v) the extent to which economies of scale would be realized as the Fund grows and whether the advisory fees for the Fund reflects these economies of scale for the benefit of the Fund; and (vi) other financial benefits to the Adviser (and the Sub-Adviser), and their affiliates resulting from services rendered to the Fund. The Board’s review included written and oral information furnished to the Board prior to and at the meeting held on January 14, 2026. Among other things, the Adviser (and the Sub-Adviser), provided responses to a detailed series of questions, which included information about the Adviser’s, (and the Sub-Adviser’s), operations, service offerings, personnel, compliance program and financial condition. The Board then discussed the written and oral information that it received before the meeting, and the Adviser’s, (and the Sub-Adviser’s), oral presentations and any other information that the Board received at the meeting and deliberated on the initial approval of the Agreements in light of this information.

The Independent Trustees were assisted throughout the contract review process by independent legal counsel. The Independent Trustees relied upon the advice of such counsel and their own business judgment in determining the material factors to be considered in evaluating the approval of the Agreements, and the weight to be given to each such factor. The conclusions reached with respect to the Agreements were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each Trustee may have placed varying emphasis on particular factors in reaching conclusions with respect to each Fund. The Independent Trustees conferred amongst themselves and independent legal counsel in executive sessions both with and without representatives of management.

Nature, Extent and Quality of Services to be Provided. The Trustees considered the scope of services to be provided under the Advisory Agreement and the Sub-Advisory Agreement with respect to TFFI ETF. In considering the nature, extent and quality of the services to be provided by the Adviser, and the Sub-Adviser with respect to the TFFI ETF, the Board reviewed the Adviser’s and Sub-Adviser’s compliance infrastructure and its financial strength and resources. The Board also considered the experience of the personnel of the Adviser, and the Sub-Adviser with respect to TFFI ETF, working with ETFs. The Board also considered other services to be provided to the Fund by the Adviser, and the Sub-Adviser with respect to TFFI ETF such as selecting broker-dealers for executing portfolio transactions, monitoring adherence to the Fund’s investment restrictions, and monitoring compliance with various Fund policies and procedures and with applicable securities regulations. Based on the factors above, as well as those discussed below, the Board concluded that it was satisfied with the nature, extent and quality of the services to be provided to the Fund by the Adviser, and the Sub-Adviser with respect to TFFI ETFs, based on their experience, personnel, operations and resources.

Historical Performance. The Board noted that the Fund had not yet commenced operations and that therefore there was no prior performance to review.

Cost of Services Provided, Profitability and Economies of Scale. The Board reviewed the proposed advisory fees for the Fund and compared them to the management fees and total operating expenses of its Peer Group. The Board noted that the comparisons to the total expense ratios were the most relevant comparisons, given the fact that the advisory fee for the Fund is a “unified fee.”

The Board noted the importance of the fact that the proposed advisory fee for the Fund is a “unified fee,” meaning that the shareholders of the Fund pay no expenses except for interest charges on any borrowings, dividends and other expenses on securities sold short, taxes, brokerage commissions and other expenses incurred in placing orders for the purchase and sale of securities and other investment instruments, acquired fund fees and expenses, accrued deferred tax liability, distribution fees and expenses paid by the Fund under any distribution plan adopted pursuant to Rule 12b-1 under the Investment Company Act of 1940 Act, as amended (the “1940 Act”), litigation expenses, non-routine or extraordinary expenses, and the unitary management fee payable to the Adviser.  The Board also noted that the Adviser was responsible for compensating the Trust’s other service providers and paying the Fund’s other expenses (except as noted above) out of its own fees and resources. The Board further noted that because the Fund is new, it was difficult to estimate the profitability of the Fund to the Adviser. The Board, however, considered collateral or “fall-out” benefits that the Adviser and its affiliates may derive as a result of their relationship with the Fund.

The Board noted that because the Fund is new, it also was difficult to estimate whether the Fund would experience economies of scale. The Board noted that the Adviser will review expenses as the Fund’s assets grow. The Board determined to evaluate economies of scale on an ongoing basis if the Fund achieved asset growth.

The Board also considered that the Adviser and Chesapeake was acting as sponsors to the TFFI ETF and each had agreed to assume the payment of any fund expenses above the level of the unitary fee. The Board considered that pursuant to these arrangements, if fund expenses, including a payment to the Adviser of a certain amount, fall below the level of the unitary fee, the Adviser would pay any remaining portion of the unitary fee to the respective sponsor out of its profits. The Board concluded that the proposed fees for each Fund were reasonable in light of the services rendered.

Conclusion. No single factor was determinative to the decision of the Board. Based on the Board’s deliberations and its evaluation of the information described above and such other matters as were deemed relevant, the Board, including the Independent Trustees, unanimously: (a) concluded that the terms of the Advisory Agreement, and the Sub-Advisory Agreement with respect to TFFI ETF, are fair and reasonable; (b) concluded that each of the Adviser’s, (and the Sub-Adviser with respect to the TFFI ETF), fees are reasonable in light of the services that the Adviser, (and the Sub-Adviser with respect to the TFFI ETF), will provide to the Fund; and (c) agreed to approve each Agreement for an initial term of two years.

Item 12. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 13. Portfolio Managers of Closed-End Management Investment Companies.

Not applicable to open-end investment companies.

Item 14. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Not applicable to open-end investment companies.

Item 15. Submission of Matters to a Vote of Security Holders.

Not Applicable.

Item 16. Controls and Procedures.

(a)	The Registrant’s Principal Executive Officer and Treasurer/Principal Financial Officer have reviewed the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) as of a date within 90 days of the filing of this report, as required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934. Based on their review, such officers have concluded that the disclosure controls and procedures are effective in ensuring that information required to be disclosed in this report is appropriately recorded, processed, summarized and reported and made known to them by others within the Registrant and by the Registrant’s service provider.

(b)	There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the period covered by this report that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 17. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable to open-end investment companies.

Item 18. Recovery of Erroneously Awarded Compensation.

(a) Not Applicable

(b) Not Applicable

Item 19. Exhibits.

(a)	(1) Any code of ethics or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy Item 2 requirements through filing an exhibit. Filed herewith.

(2) Any policy required by the listing standards adopted pursuant to Rule 10D-1 under the Exchange Act (17 CFR 240.10D-1) by the registered national securities exchange or registered national securities association upon which the registrant’s securities are listed. Not applicable.

(3) A separate certification for each principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002. Filed herewith.

(4) Any written solicitation to purchase securities under Rule 23c-1 under the Act sent or given during the period covered by the report by or on behalf of the registrant to 10 or more persons. Not applicable.

(5) Change in the registrant’s independent public accountant. Provide the information called for by Item 4 of Form 8-K under the Exchange Act (17 CFR 249.308). Unless otherwise specified by Item 4, or related to and necessary for a complete understanding of information not previously disclosed, the information should relate to events occurring during the reporting period. Not applicable.

(b)	Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002. Furnished herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Tidal Trust II

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	September 3, 2026

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*	/s/ Eric W. Falkeis
Eric W. Falkeis, Principal Executive Officer

Date	September 3, 2026

By (Signature and Title)*	/s/ Aaron J. Perkovich
Aaron J. Perkovich, Treasurer/Principal Financial Officer

Date	September 3, 2026

* Print the name and title of each signing officer under his or her signature.